UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07899
                                   811-07885

Name of Fund: Merrill Lynch International Index Fund of Merrill Lynch Index
              Funds, Inc. Master International Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 06/30/05

Item 1 - Report to Stockholders

                     Merrill Lynch
                     International Index Fund
                     Of Merrill Lynch Index Funds, Inc.

Semi-Annual Report
June 30, 2005

Merrill Lynch International Index Fund

Proxy Results

During the six-month period ended June 30, 2005, Merrill Lynch Index Funds, Inc.'s shareholders voted on the following proposals. At a shareholders' meeting on January 31, 2005, the meeting was adjourned until February 28, 2005, at which time Proposals 1, 2A, 2B, 3 and 4G passed. With respect to Proposals 4B and 4C, the meeting was adjourned until April 5, 2005, at which time the proposals were withdrawn because sufficient votes were not received to take action on them. A description of the proposals and number of shares voted were as follows:

------------------------------------------------------------------------------------------------------------------
                                                                                    Shares Voted   Shares Withheld
                                                                                         For         From Voting
------------------------------------------------------------------------------------------------------------------
1.  To elect the Fund's Board of Directors/Trustees:        Robert C. Doll, Jr.      126,735,790      2,729,763
                                                            Donald W. Burton         126,724,603      2,740,950
                                                            Laurie Simon Hodrick     126,734,739      2,730,814
                                                            John F. O'Brien          126,718,644      2,746,909
                                                            David H. Walsh           126,712,755      2,752,798
                                                            Fred G. Weiss            126,742,385      2,723,168
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                    Shares Voted   Shares Voted     Shares Voted
                                                                         For          Against          Abstain
------------------------------------------------------------------------------------------------------------------
2A. To approve changes to fundamental investment restriction
    on borrowing.                                                   119,758,262      5,903,664        3,803,627
------------------------------------------------------------------------------------------------------------------
2B. To approve changes to fundamental investment restriction
    on lending.                                                     119,745,623      5,780,657        3,939,273
------------------------------------------------------------------------------------------------------------------
3.  To consider and act upon a proposed investment advisory
    agreement for each fund.                                        120,125,914      5,070,532        4,269,107
------------------------------------------------------------------------------------------------------------------
4G. To approve an amendment to charter provisions regarding
    fund officers.                                                  119,297,236      5,621,537        4,546,779
------------------------------------------------------------------------------------------------------------------
4B. To approve an amendment and restatement of the charter
    provisions regarding redemption of fund shares.                 57,755,301       1,815,421        1,111,605
------------------------------------------------------------------------------------------------------------------
4C. To approve a charter amendment to permit the Fund to
    terminate and wind up affairs without a shareholder vote.       56,933,877       2,527,249        1,221,200
------------------------------------------------------------------------------------------------------------------

Officers and Directors/Trustees

Robert C. Doll, Jr., President and Director/Trustee
Donald W. Burton, Director/Trustee
Laurie Simon Hodrick, Director/Trustee
John Francis O'Brien, Director/Trustee
David H. Walsh, Director/Trustee
Fred G. Weiss, Director/Trustee
Vincent J. Costa, Vice President and Co-Portfolio Manager
Debra L. Jelilian, Vice President and Co-Portfolio Manager
Jeffrey L. Russo, Vice President and Co-Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Jeffrey Hiller, Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

JPMorgan Chase Bank, N.A.
3 Chase Metrotech Center
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863


2       MERRILL LYNCH INTERNATIONAL INDEX FUND          JUNE 30, 2005

A Letter From the President

Dear Shareholder

The financial markets continued to face a number of crosscurrents over the past several months. On June 30, 2005, the Federal Reserve Board (the Fed) increased the federal funds rate for the ninth consecutive time since June 2004, bringing the target short-term interest rate to 3.25%. During the same week, first quarter 2005 U.S. gross domestic product growth was revised upward to 3.8% -- behind the 4.4% annualized growth rate recorded for all of 2004 but ahead of many economists' expectations. Signs of a slowing economy, coupled with easing inflationary fears, have prompted some observers to believe that the Fed may soon end its monetary tightening campaign.

After ending 2004 in a strong rally, U.S. equity markets have struggled to record meaningful gains in 2005. Continued high oil prices and Fed interest rate hikes have exerted downward pressure on stocks. Offsetting this somewhat have been surprisingly strong corporate earnings and lower long-term bond yields. Outside U.S. borders, results have been mixed. Several European markets have been performing well despite ongoing economic problems. In Asia, many markets have benefited from higher economic growth rates and relatively attractive valuations, although Japanese stocks have struggled as a result of slowing exports and high oil prices.

In the bond markets, the yield curve flattening "conundrum" continued. As short-term yields increased in concert with Fed interest rate hikes, yields on longer-term bonds declined (as their prices, which move opposite yields, increased). Over the past year, the two-year Treasury yield rose 96 basis points (.96%) while the 10-year Treasury yield declined 68 basis points. At period-end, the spread between the two-year and 10-year Treasury yields was just 28 basis points.

Amid these conditions, the major market benchmarks posted six-month and 12-month returns as follows:

Total Returns as of June 30, 2005                                      6-month         12-month
===============================================================================================
U.S. equities (Standard & Poor's 500 Index)                             -0.81%          + 6.32%
-----------------------------------------------------------------------------------------------
Small-cap U.S. equities (Russell 2000 Index)                            -1.25%          + 9.45%
-----------------------------------------------------------------------------------------------
International equities (MSCI Europe Australasia Far East Index)         -1.17%          +13.65%
-----------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers Aggregate Bond Index)                     +2.51%          + 6.80%
-----------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)          +2.89%          + 8.24%
-----------------------------------------------------------------------------------------------
High yield bonds (Credit Suisse First Boston High Yield Index)          +0.77%          +10.10%
-----------------------------------------------------------------------------------------------

Entering the second half of 2005, we expect more of the same type of "muddle through" environment that has befallen financial markets in the first half of the year. Nevertheless, opportunities do exist and we encourage you to work with your financial advisor to diversify your portfolio among a variety of asset types. This can help to diffuse risk while also tapping into the potential benefits of a broader range of investment alternatives. We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                        Sincerely,


                                        /s/ Robert C. Doll, Jr.

                                        Robert C. Doll, Jr.
                                        President and Director/Trustee


        MERRILL LYNCH INTERNATIONAL INDEX FUND          JUNE 30, 2005          3

A Discussion With Your Fund's Portfolio Managers

      The Fund was able to meet its objective of closely tracking the performance of the MSCI EAFE Index during the current reporting period.

How did the Fund perform during the six-month period?

For the six-month period ended June 30, 2005, Merrill Lynch International Index Fund's Class A and Class I Shares had total returns of -1.43% and -1.25%, respectively. For the same period, the Fund's benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, returned -1.17%. (Complete performance information can be found on page 6 of this report to shareholders.)

The Fund met its objective of closely tracking the performance of the MSCI EAFE Index. The Index is composed of equity securities of companies from various industry sectors whose primary trading markets are located outside the United States. As the value of the MSCI EAFE Index fluctuated during the past six months, the Fund's performance generally tracked that of the Index.

As an index fund, the portfolio mirrors the composition of the MSCI EAFE Index, a common measure of international stock market performance. What developments affected the market for international stocks during the period?

The first quarter of 2005 was a negative period for international equities. The MSCI EAFE Index returned -.17% for the three-month period, with February representing the only positive month for the Index. Half of the 16 European MSCI country stock indexes saw positive gains in the first quarter. Norway and Denmark posted the strongest growth, with returns of approximately +4%, while Ireland posted the largest loss -- close to 9%. Japan's market lost approximately 1.4%, reversing the positive performance generated during the prior three months. In February, for the second time in the year's first three months, Japanese manufacturers cut production in response to slowing electronics exports. The largest market decline in the Pacific region during the first quarter was seen in Hong Kong, which declined more than 3.7%.

The second quarter was a negative period for international equities as well, with the MSCI EAFE Index declining 1.01%. Concerns about slowing economic growth and rising inflation depressed international stock prices in April, while May and June were slightly positive months for the markets. European equity markets were hit the hardest, with only six out of 16 European markets generating gains during the second quarter. Finland's and Norway's markets posted the strongest European growth, with gains of approximately 7.5% and 6.2%, respectively. Portugal posted the largest European loss, with a decline of nearly 9%. G8 nations -- the United Kingdom, France, Germany and Italy -- faced slowing consumer demand during the quarter, returning -.4%, -1.4%, -1.9% and -4.8%, respectively. Despite the increased confidence of Japanese manufacturers, Japan's market continued to decline, losing 3.6% during the second quarter. By contrast, Hong Kong reversed its first-quarter decline and posted the Pacific region's largest gain, 8%.

For the full six-month period, five of 10 MSCI EAFE sectors posted positive returns (in U.S. dollars). The strongest-performing sector was energy (+12.47%), followed by utilities (+3.36%) and industrials (+1.59%). Lagging sectors were telecommunications services (-9.37%), information technology (-5.90%) and consumer discretionary (-4.42%).

The European Central Bank (ECB) decided to maintain interest rates at 2% throughout the first half of 2005, the lowest level since 1999. In December, the euro reached an all-time high against the U.S. dollar based on worries about U.S. trade and budget deficits. However, the U.S. dollar rebounded considerably in the new year on the back of positive U.S. economic data, the Federal Reserve Board's interest rate increases and political turmoil in Europe. By June 30, 2005, the U.S. dollar reached a 13-month high against the euro and a 10-month high against the yen amid optimism about the U.S. economy and the prospect that U.S. interest rates would continue to rise.


4       MERRILL LYNCH INTERNATIONAL INDEX FUND          JUNE 30, 2005

What changes were made to the portfolio during the period?

Throughout the period, as changes were made to the composition of the MSCI EAFE Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

During the period, two significant Index rebalancings occurred -- one on February 28, 2005, and another on May 31, 2005. To maintain the Fund's tight tracking to the benchmark, we adjusted the portfolio to be in line with the benchmark as of the rebalancings' effective dates.

How would you characterize market conditions and the Fund's position at the close of the period?

We believe the portfolio remains positioned to match the risk characteristics of its benchmark.

The two main drivers of the global economy in the past year have been the United States and China. The U.S. economy continues to be the world's primary engine for demand growth, while both nations together are the major consumers of commodities. Looking ahead, the United States and China are likely to hold the key to global economic prospects, although many observers hold out hope that Japan is slowly pulling itself out of its long-term malaise. Conversely, any optimism about European growth prospects appears misplaced because of political uncertainties surrounding the ratification of the European Union constitution and slowing regional growth.

Vincent J. Costa, CFA
Vice President and Co-Portfolio Manager

Debra L. Jelilian
Vice President and Co-Portfolio Manager

Jeffrey L. Russo, CFA
Vice President and Co-Portfolio Manager

July 13, 2005


        MERRILL LYNCH INTERNATIONAL INDEX FUND          JUNE 30, 2005          5

Performance Data

About Fund Performance

Investors are able to purchase shares of the Fund, which offers two pricing alternatives:

o Class A Shares do not incur an initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution fee. In addition, Class A Shares are subject to an ongoing account maintenance fee of 0.25% per year.

o Class I Shares do not incur an initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase. Performance data does not reflect this potential fee. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser waived a portion of the Fund's fee. Without such waiver, the Fund's performance would have been lower.

Recent Performance Results

                                                6-Month         12-Month        Since Inception
As of June 30, 2005                           Total Return    Total Return       Total Return
===============================================================================================
ML International Index Fund Class A Shares*      -1.43%         +12.91%            +53.15%
-----------------------------------------------------------------------------------------------
ML International Index Fund Class I Shares*      -1.25          +13.21             +56.34
-----------------------------------------------------------------------------------------------
MSCI EAFE Index -- Cap Weighted**                -1.17          +13.65             +46.27
-----------------------------------------------------------------------------------------------

* Cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/09/97. On 12/14/01, the Fund changed its benchmark index from the MSCI EAFE Index -- GDP Weighted to the MSCI EAFE Index -- Cap Weighted. Accordingly, the Fund's since inception total returns reflect investment performance prior to 12/14/01 when the Fund's benchmark was the MSCI EAFE Index -- GDP Weighted.
** This unmanaged capitalization-weighted Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and that are selected from among the larger-capitalization companies in such markets. Since inception total return is from 4/30/97.

Average Annual Total Return

Class A Shares                                                          Return
===============================================================================
One Year Ended 6/30/05                                                  +12.91%
-------------------------------------------------------------------------------
Five Years Ended 6/30/05                                                - 1.91
-------------------------------------------------------------------------------
Inception (4/09/97) through 6/30/05                                     + 5.32
-------------------------------------------------------------------------------

Class I Shares                                                          Return
===============================================================================
One Year Ended 6/30/05                                                  +13.21%
-------------------------------------------------------------------------------
Five Years Ended 6/30/05                                                - 1.65
-------------------------------------------------------------------------------
Inception (4/09/97) through 6/30/05                                     + 5.58
-------------------------------------------------------------------------------


6       MERRILL LYNCH INTERNATIONAL INDEX FUND          JUNE 30, 2005

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12(b)-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on January 1, 2005 and held through June 30, 2005) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                            Expenses Paid
                                                        Beginning         Ending          During the Period*
                                                      Account Value     Account Value     January 1, 2005 to
                                                     January 1, 2005    June 30, 2005       June 30, 2005
============================================================================================================
Actual
============================================================================================================
Class A                                                  $1,000           $  985.70             $3.94
------------------------------------------------------------------------------------------------------------
Class I                                                  $1,000           $  987.50             $2.71
============================================================================================================
Hypothetical (5% annual return before expenses)**
============================================================================================================
Class A                                                  $1,000           $1,020.83             $4.01
------------------------------------------------------------------------------------------------------------
Class I                                                  $1,000           $1,022.07             $2.76
------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.80% for Class A and .55% for Class I), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master series in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.


        MERRILL LYNCH INTERNATIONAL INDEX FUND          JUNE 30, 2005          7

Statement of Assets and Liabilities       Merrill Lynch International Index Fund

As of June 30, 2005
=============================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------
                   Investment in Master International Index Series (the "Series"), at
                    value (identified cost--$194,140,065) .................................                      $216,699,127
                   Prepaid expenses .......................................................                            16,032
                                                                                                                 ------------
                   Total assets ...........................................................                       216,715,159
                                                                                                                 ------------
=============================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------
                   Payables:
                      Administrator .......................................................     $     54,219
                      Distributor .........................................................           28,679           82,898
                                                                                                ------------
                   Accrued expenses and other liabilities .................................                            52,256
                                                                                                                 ------------
                   Total liabilities ......................................................                           135,154
                                                                                                                 ------------
=============================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------
                   Net assets .............................................................                      $216,580,005
                                                                                                                 ============
=============================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------
                   Class A Shares of Common Stock, $.0001 par value, 125,000,000 shares
                    authorized ............................................................                      $      1,277
                   Class I Shares of Common Stock, $.0001 par value, 125,000,000 shares
                    authorized ............................................................                               691
                   Paid-in capital in excess of par .......................................                       197,597,524
                   Undistributed investment income--net ...................................     $  2,352,688
                   Accumulated realized capital losses allocated from the Series--net .....       (5,931,237)
                   Unrealized appreciation allocated from the Series--net .................       22,559,062
                                                                                                ------------
                   Total accumulated earnings--net ........................................                        18,980,513
                                                                                                                 ------------
                   Net Assets .............................................................                      $216,580,005
                                                                                                                 ============
=============================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------
                   Class A--Based on net assets of $140,273,426 and 12,767,499 shares
                    outstanding ...........................................................                      $      10.99
                                                                                                                 ============
                   Class I--Based on net assets of $76,306,579 and 6,907,822 shares
                    outstanding ...........................................................                      $      11.05
                                                                                                                 ============

      See Notes to Financial Statements.


8       MERRILL LYNCH INTERNATIONAL INDEX FUND          JUNE 30, 2005

Statement of Operations                   Merrill Lynch International Index Fund

For the Six Months Ended June 30, 2005
=============================================================================================================================
Investment Income--Net
-----------------------------------------------------------------------------------------------------------------------------
                   Net investment income allocated from the Series:
                      Dividends ...........................................................                      $  3,179,595
                      Interest (including $62,738 from affiliates) ........................                            71,829
                      Securities lending--net .............................................                             2,741
                      Expenses (net of $6,821 reimbursement) ..............................                           (97,287)
                                                                                                                 ------------
                   Total income ...........................................................                         3,156,878
                                                                                                                 ------------
=============================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------
                   Administration fees ....................................................     $    318,148
                   Account maintenance fees--Class A ......................................          169,859
                   Transfer agent fees--Class A ...........................................           36,072
                   Printing and shareholder reports .......................................           31,049
                   Registration fees ......................................................           16,625
                   Transfer agent fees--Class I ...........................................           13,348
                   Professional fees ......................................................            4,373
                   Directors' fees and expenses ...........................................            1,315
                   Other ..................................................................            4,611
                                                                                                ------------
                   Total expenses before waiver ...........................................          595,400
                   Waiver of expenses .....................................................           (6,176)
                                                                                                ------------
                   Total expenses after waiver ............................................                           589,224
                                                                                                                 ------------
                   Investment income--net .................................................                         2,567,654
                                                                                                                 ------------
=============================================================================================================================
Realized & Unrealized Gain (Loss) Allocated from the Series--Net
-----------------------------------------------------------------------------------------------------------------------------
                   Realized gain (loss) on:
                      Investments--net ....................................................          450,220
                      Futures contracts--net ..............................................          326,559
                      Foreign currency transactions--net ..................................         (422,167)         354,612
                                                                                                ------------
                   Change in unrealized appreciation/depreciation on investments,
                    futures contracts and foreign currency transactions--net ..............                        (5,173,848)
                                                                                                                 ------------
                   Total realized and unrealized loss--net ................................                        (4,819,236)
                                                                                                                 ------------
                   Net Decrease in Net Assets Resulting from Operations ...................                      $ (2,251,582)
                                                                                                                 ============

      See Notes to Financial Statements.


        MERRILL LYNCH INTERNATIONAL INDEX FUND          JUNE 30, 2005          9

Statements of Changes in Net Assets       Merrill Lynch International Index Fund

                                                                                                 For the Six       For the
                                                                                                Months Ended      Year Ended
                                                                                                  June 30,       December 31,
Increase (Decrease) in Net Assets:                                                                  2005             2004
=============================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------
                   Investment income--net .................................................     $  2,567,654     $  2,560,128
                   Realized gain--net .....................................................          354,612       19,293,872
                   Change in unrealized appreciation/depreciation--net ....................       (5,173,848)       5,153,858
                                                                                                -----------------------------
                   Net increase (decrease) in net assets resulting from operations ........       (2,251,582)      27,007,858
                                                                                                -----------------------------
=============================================================================================================================
Dividends to Shareholders
-----------------------------------------------------------------------------------------------------------------------------
                   Investment income--net:
                      Class A .............................................................               --       (2,950,230)
                      Class I .............................................................               --         (872,106)
                                                                                                -----------------------------
                   Net decrease in net assets resulting from dividends to shareholders ....               --       (3,822,336)
                                                                                                -----------------------------
=============================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------
                   Net increase in net assets derived from capital share transactions .....       50,081,141       14,346,422
                                                                                                -----------------------------
=============================================================================================================================
Redemption Fees
-----------------------------------------------------------------------------------------------------------------------------
                   Redemption fees ........................................................               40              110
                                                                                                -----------------------------
=============================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------
                   Total increase in net assets ...........................................       47,829,599       37,532,054
                   Beginning of period ....................................................      168,750,406      131,218,352
                                                                                                -----------------------------
                   End of period* .........................................................     $216,580,005     $168,750,406
                                                                                                =============================
                      * Undistributed (accumulated distributions in excess of)
                        investment income--net ............................................     $  2,352,688     $   (214,966)
                                                                                                =============================

      See Notes to Financial Statements.


10      MERRILL LYNCH INTERNATIONAL INDEX FUND          JUNE 30, 2005

Financial Highlights                      Merrill Lynch International Index Fund

                                                                                             Class A
                                                             -------------------------------------------------------------------
                                                             For the Six                       For the Year Ended
                                                             Months Ended                         December 31,
The following per share data and ratios have been derived      June 30,      ---------------------------------------------------
from information provided in the financial statements.           2005           2004           2003           2002         2001
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
                   Net asset value, beginning of period ...   $  11.15       $   9.56       $   7.06       $   8.62     $  11.33
                                                              ------------------------------------------------------------------
                   Investment income--net@ ................        .15            .17            .12            .11          .08
                   Realized and unrealized gain (loss)--net       (.31)++        1.67++         2.56          (1.53)       (2.64)
                                                              ------------------------------------------------------------------
                   Total from investment operations .......       (.16)          1.84           2.68          (1.42)       (2.56)
                                                              ------------------------------------------------------------------
                   Less dividends and distributions:
                      Investment income--net ..............         --           (.25)          (.18)          (.13)        (.08)
                      Realized gain--net ..................         --             --             --           (.01)        (.07)
                                                              ------------------------------------------------------------------
                   Total dividends and distributions ......         --           (.25)          (.18)          (.14)        (.15)
                                                              ------------------------------------------------------------------
                   Net asset value, end of period .........   $  10.99       $  11.15       $   9.56       $   7.06     $   8.62
                                                              ==================================================================
================================================================================================================================
Total Investment Return
--------------------------------------------------------------------------------------------------------------------------------
                   Based on net asset value per share .....      (1.43%)+       19.46%         38.10%        (16.21%)     (22.60%)
                                                              ==================================================================
================================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------------------
                   Expenses, net of waiver** ..............        .80%*          .83%           .87%           .84%         .89%
                                                              ==================================================================
                   Expenses** .............................        .81%*          .84%           .88%           .92%        1.05%
                                                              ==================================================================
                   Investment income--net .................       2.65%*         1.69%          1.59%          1.43%         .82%
                                                              ==================================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
                   Net assets, end of period (in thousands)   $140,273       $132,873       $103,725       $ 62,310     $ 52,836
                                                              ==================================================================
                   Portfolio turnover of the Series .......      11.11%         13.50%          8.55%         19.52%       30.19%
                                                              ==================================================================

*     Annualized.
**    Includes the Fund's share of the Series' allocated expenses.
+     Aggregate total investment return.
++    Includes redemption fees, which are less than $.01 per share.
@     Based on average shares outstanding.

      See Notes to Financial Statements.


        MERRILL LYNCH INTERNATIONAL INDEX FUND          JUNE 30, 2005         11

Financial Highlights (concluded)          Merrill Lynch International Index Fund

                                                                                             Class I
                                                             ------------------------------------------------------------------
                                                             For the Six                      For the Year Ended
                                                             Months Ended                         December 31,
The following per share data and ratios have been derived      June 30,      --------------------------------------------------
from information provided in the financial statements.           2005           2004           2003          2002         2001
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
                   Net asset value, beginning of period ...   $  11.19       $   9.59       $   7.08      $   8.64     $  11.36
                                                              ------------------------------------------------------------------
                   Investment income--net@ ................        .17            .19            .15           .14          .12
                   Realized and unrealized gain (loss)--net       (.31)          1.69           2.56         (1.55)       (2.67)
                                                              ------------------------------------------------------------------
                   Total from investment operations .......       (.14)          1.88           2.71         (1.41)       (2.55)
                                                              ------------------------------------------------------------------
                   Less dividends and distributions:
                      Investment income--net ..............         --           (.28)          (.20)         (.14)        (.10)
                      Realized gain--net ..................         --             --             --          (.01)        (.07)
                                                              ------------------------------------------------------------------
                   Total dividends and distributions ......         --           (.28)          (.20)         (.15)        (.17)
                                                              ------------------------------------------------------------------
                   Net asset value, end of period .........   $  11.05       $  11.19       $   9.59      $   7.08     $   8.64
                                                              ==================================================================
================================================================================================================================
Total Investment Return
--------------------------------------------------------------------------------------------------------------------------------
                   Based on net asset value per share .....      (1.25%)+       19.78%         38.39%       (16.06%)     (22.45%)
                                                              ==================================================================
================================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------------------
                   Expenses, net of waiver** ..............        .55%*          .58%           .62%          .58%         .64%
                                                              ==================================================================
                   Expenses** .............................        .56%*          .59%           .62%          .67%         .81%
                                                              ==================================================================
                   Investment income--net .................       3.00%*         1.91%          1.86%         1.72%        1.18%
                                                              ==================================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
                   Net assets, end of period (in thousands)   $ 76,307       $ 35,878       $ 27,494      $ 19,770     $ 26,367
                                                              ==================================================================
                   Portfolio turnover of the Series .......      11.11%         13.50%          8.55%        19.52%       30.19%
                                                              ==================================================================

*     Annualized.
**    Includes the Fund's share of the Series' allocated expenses.
+     Aggregate total investment return.
@     Based on average shares outstanding.

      See Notes to Financial Statements.


12      MERRILL LYNCH INTERNATIONAL INDEX FUND          JUNE 30, 2005

Notes to Financial Statements             Merrill Lynch International Index Fund

1. Significant Accounting Policies:

Merrill Lynch International Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in Master International Index Series (the "Series") of the Quantitative Master Series Trust, which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results of the interim period. All such adjustments are of a normal, recurring nature. The percentage of the Series owned by the Fund at June 30, 2005 was 51.5%. The Fund offers two classes of shares. Shares of Class A and Class I are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1(a) of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Series are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Corporation has entered into an Administration Services Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .34% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. MLIM has entered into a contractual arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding account maintenance fees) will not exceed .65%. This arrangement has a one-year term and is renewable. For the six months ended June 30, 2005, MLIM earned fees of $318,148, of which $6,176 was waived.

The Fund may pay a monthly investment advisory fee at an annual rate of .01% based upon the average daily value of the Fund's net assets. However, the Investment Adviser has entered into a contractual agreement with the Fund pursuant to which the investment advisory fee will not be charged to the Fund so long as the Fund remains invested in the Trust. As a result, the investment advisory fee has not been accrued and will not be payable by the Fund for the period covered by this report.


        MERRILL LYNCH INTERNATIONAL INDEX FUND          JUNE 30, 2005         13

Notes to Financial Statements (concluded)
                                          Merrill Lynch International Index Fund

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance fees. The fees are accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class A Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of MLIM, also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A shareholders.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, FAMD, FDS, and/or ML & Co.

3. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $50,081,141 and $14,346,422 for the six months ended June 30, 2005 and the year ended December 31, 2004, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended June 30, 2005                             Shares                Amount
-------------------------------------------------------------------------------
Shares sold ......................             1,387,132           $ 15,311,990
Shares redeemed ..................              (540,868)            (5,967,036)
                                             ----------------------------------
Net increase .....................               846,264           $  9,344,954
                                             ==================================

-------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended December 31, 2004                         Shares                Amount
-------------------------------------------------------------------------------
Shares sold ......................             3,654,345           $ 36,576,564
Shares issued to shareholders
   in reinvestment of dividends ..               275,250              2,883,058
                                             ----------------------------------
Total issued .....................             3,929,595             39,459,622
Shares redeemed ..................            (2,861,982)           (28,529,919)
                                             ----------------------------------
Net increase .....................             1,067,613           $ 10,929,703
                                             ==================================

-------------------------------------------------------------------------------
Class I Shares for the Six Months                                     Dollar
Ended June 30, 2005                             Shares                Amount
-------------------------------------------------------------------------------
Shares sold ......................             4,459,878           $ 49,104,430
Shares redeemed ..................              (758,058)            (8,368,243)
                                             ----------------------------------
Net increase .....................             3,701,820           $ 40,736,187
                                             ==================================

-------------------------------------------------------------------------------
Class I Shares for the Year                                           Dollar
Ended December 31, 2004                         Shares                Amount
-------------------------------------------------------------------------------
Shares sold ......................             1,341,305           $ 13,457,624
Shares issued to shareholders
   in reinvestment of dividends ..                76,845                811,131
                                             ----------------------------------
Total issued .....................             1,418,150             14,268,755
Shares redeemed ..................            (1,078,351)           (10,852,036)
                                             ----------------------------------
Net increase .....................               339,799           $  3,416,719
                                             ==================================

The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.

4. Capital Loss Carryforward:

On December 31, 2004, the Fund had a net capital loss carryforward of $4,569,932, all of which expires in 2010. This amount will be available to offset like amounts of any future taxable gains.


14      MERRILL LYNCH INTERNATIONAL INDEX FUND          JUNE 30, 2005

Portfolio Information                          Master International Index Series

                                                                      Percent of
Geographic Allocation                                          Total Investments
--------------------------------------------------------------------------------
United Kingdom .....................................................    24.4%
Japan ..............................................................    20.9
France .............................................................     9.4
Switzerland ........................................................     6.9
Germany ............................................................     6.7
Australia ..........................................................     5.1
Netherlands ........................................................     4.9
Italy ..............................................................     3.9
Spain ..............................................................     3.9
Sweden .............................................................     2.3
Finland ............................................................     1.6
Hong Kong ..........................................................     1.4
Belgium ............................................................     1.4
Singapore ..........................................................     0.9
Ireland ............................................................     0.8
Denmark ............................................................     0.8
Norway .............................................................     0.8
Greece .............................................................     0.6
Austria ............................................................     0.5
Portugal ...........................................................     0.3
New Zealand ........................................................     0.2
United States ......................................................     0.1
South Africa .......................................................     0.1
Bermuda ............................................................     0.0*
Cayman Islands .....................................................     0.0*
Other** ............................................................     2.1
--------------------------------------------------------------------------------
*     Amount is less than 0.1%.
**    Includes portfolio holdings in short-term investments.


        MERRILL LYNCH INTERNATIONAL INDEX FUND          JUNE 30, 2005         15

Summary Schedule of Investments
                          Master International Index Series    (in U.S. dollars)

This summary schedule of investments is presented to help investors focus on the Series' principal holdings. It includes the Series' 50 largest holdings and each investment of any issuer that exceeds 1% of the Series' net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. A complete schedule of investments is available without charge, upon request, by calling 800-637-3863 or on the Securities and Exchange Commission's Web site at http://www.sec.gov.

                                        Shares                                                                  Percent of
Industry*                                 Held     Common Stocks                                   Value        Net Assets
==========================================================================================================================
Aerospace & Defense                                Other Securities                            $  2,514,022         0.6%
--------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics                            Other Securities                               1,835,267         0.5
--------------------------------------------------------------------------------------------------------------------------
Airlines                                           Other Securities                                 995,507         0.3
--------------------------------------------------------------------------------------------------------------------------
Auto Components                                    Other Securities                               3,335,686         0.8
--------------------------------------------------------------------------------------------------------------------------
Automobiles                             38,817     DaimlerChrysler AG                             1,578,057         0.4
                                        32,400     Honda Motor Co., Ltd.                          1,599,386         0.4
                                       126,200     Toyota Motor Corp.                             4,521,379         1.0
                                                   Other Securities                               2,946,205         0.7
                                                                                               ---------------------------
                                                                                                 10,645,027         2.5
--------------------------------------------------------------------------------------------------------------------------
Beverages                              137,468     Diageo Plc                                     2,027,893         0.5
                                                   Other Securities                               3,083,578         0.7
                                                                                               ---------------------------
                                                                                                  5,111,471         1.2
--------------------------------------------------------------------------------------------------------------------------
Biotechnology                                      Other Securities                                 696,939         0.2
--------------------------------------------------------------------------------------------------------------------------
Building Products                                  Other Securities                               2,672,917         0.6
--------------------------------------------------------------------------------------------------------------------------
Capital Markets                         55,312     Credit Suisse Group                            2,182,516         0.5
                                        23,327     Deutsche Bank AG Registered Shares             1,827,470         0.4
                                        51,492     UBS AG Registered Shares                       4,019,358         1.0
                                                   Other Securities                               3,900,636         0.9
                                                                                               ---------------------------
                                                                                                 11,929,980         2.8
--------------------------------------------------------------------------------------------------------------------------
Chemicals                                          Other Securities                              11,498,146         2.7
--------------------------------------------------------------------------------------------------------------------------
Commercial Banks                        82,104     ABN AMRO Holding NV                            2,022,780         0.5
                                        34,066     BNP Paribas                                    2,338,429         0.6
                                       144,754     Banco Bilbao Vizcaya Argentaria SA             2,236,151         0.5
                                       252,454     Banco Santander Central Hispano SA             2,931,034         0.7
                                       286,690     Barclays Plc                                   2,854,567         0.7
                                       174,059     HBOS Plc                                       2,684,671         0.6
                                       501,464     HSBC Holdings Plc                              7,999,695         1.9
                                       237,696     Lloyds TSB Group Plc                           2,015,239         0.5
                                           202     Mitsubishi Tokyo Financial Group, Inc.         1,715,387         0.4
                                           367     Mizuho Financial Group, Inc.                   1,662,612         0.4
                                       144,105     Royal Bank of Scotland Group Plc               4,354,921         1.0
                                        15,863     Societe Generale                               1,616,067         0.4
                                                   Other Securities                              26,954,303         6.4
                                                                                               ---------------------------
                                                                                                 61,385,856        14.6
--------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies                     Other Securities                               3,423,895         0.8
--------------------------------------------------------------------------------------------------------------------------
Communications Equipment               195,105     Nokia Oyj                                      3,271,434         0.8
                                       627,423     Telefonaktiebolaget LM Ericsson                2,016,701         0.5
                                                   Other Securities                               1,016,495         0.2
                                                                                               ---------------------------
                                                                                                  6,304,630         1.5
--------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals                            Other Securities                               1,958,617         0.5
--------------------------------------------------------------------------------------------------------------------------
Construction & Engineering                         Other Securities                               3,439,194         0.8
--------------------------------------------------------------------------------------------------------------------------
Construction Materials                             Other Securities                               3,875,321         0.9
--------------------------------------------------------------------------------------------------------------------------
Consumer Finance                                   Other Securities                               2,157,110         0.5
--------------------------------------------------------------------------------------------------------------------------
Containers & Packaging                             Other Securities                                 543,107         0.1
--------------------------------------------------------------------------------------------------------------------------
Distributors                                       Other Securities                                 363,246         0.1
--------------------------------------------------------------------------------------------------------------------------


16      MERRILL LYNCH INTERNATIONAL INDEX FUND          JUNE 30, 2005

                          Master International Index Series    (in U.S. dollars)

                                        Shares                                                                  Percent of
Industry*                                 Held     Common Stocks                                   Value        Net Assets
==========================================================================================================================
Diversified Consumer Services                      Other Securities                            $     64,254         0.0%
--------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services          55,909     Fortis                                         1,553,404         0.4
                                        81,060     ING Groep NV CVA                               2,293,429         0.5
                                                   Other Securities                               1,924,374         0.5
                                                                                               ---------------------------
                                                                                                  5,771,207         1.4
--------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication          116,148     Deutsche Telekom AG                            2,151,410         0.5
Services                                65,044     France Telecom SA                              1,902,498         0.4
                                       196,291     Telefonica SA                                  3,217,646         0.8
                                                   Other Securities                              10,125,787         2.4
                                                                                               ---------------------------
                                                                                                 17,397,341         4.1
--------------------------------------------------------------------------------------------------------------------------
Electric Utilities                      25,987     E.On AG                                        2,318,066         0.5
                                                   Other Securities                              10,817,272         2.6
                                                                                               ---------------------------
                                                                                                 13,135,338         3.1
--------------------------------------------------------------------------------------------------------------------------
Electrical Equipment                               Other Securities                               2,972,478         0.7
--------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments                 Other Securities                               4,580,796         1.1
--------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services                        Other Securities                                 388,000         0.1
--------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing               339,896     Tesco Plc                                      1,941,958         0.5
                                                   Other Securities                               6,335,656         1.5
                                                                                               ---------------------------
                                                                                                  8,277,614         2.0
--------------------------------------------------------------------------------------------------------------------------
Food Products                           18,873     Nestle SA Registered Shares                    4,832,054         1.2
                                        27,472     Unilever NV                                    1,784,350         0.4
                                                   Other Securities                               5,345,360         1.3
                                                                                               ---------------------------
                                                                                                 11,961,764         2.9
--------------------------------------------------------------------------------------------------------------------------
Gas Utilities                                      Other Securities                               2,353,016         0.6
--------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies                   Other Securities                               2,117,249         0.5
--------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services                   Other Securities                                 786,949         0.2
--------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                      Other Securities                               4,597,329         1.1
--------------------------------------------------------------------------------------------------------------------------
Household Durables                      61,680     Koninklijke Philips Electronics NV             1,560,668         0.4
                                                   Other Securities                               6,046,109         1.4
                                                                                               ---------------------------
                                                                                                  7,606,777         1.8
--------------------------------------------------------------------------------------------------------------------------
Household Products                                 Other Securities                               1,681,005         0.4
--------------------------------------------------------------------------------------------------------------------------
IT Services                                        Other Securities                               1,800,718         0.4
--------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &                      Other Securities                                 575,504         0.1
Energy Traders
--------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates                33,194     Siemens AG                                     2,424,850         0.6
                                                   Other Securities                               2,641,933         0.6
                                                                                               ---------------------------
                                                                                                  5,066,783         1.2
--------------------------------------------------------------------------------------------------------------------------
Insurance                               66,599     AXA                                            1,666,588         0.4
                                        14,372     Allianz AG Registered Shares                   1,652,432         0.4
                                                   Other Securities                              13,584,511         3.2
                                                                                               ---------------------------
                                                                                                 16,903,531         4.0
--------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail                          Other Securities                                 943,920         0.2
--------------------------------------------------------------------------------------------------------------------------
Internet Software & Services                       Other Securities                                 896,604         0.2
--------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products                       Other Securities                               1,487,708         0.4
--------------------------------------------------------------------------------------------------------------------------
Machinery                                          Other Securities                               6,212,507         1.5
--------------------------------------------------------------------------------------------------------------------------
Marine                                             Other Securities                               1,364,494         0.3
--------------------------------------------------------------------------------------------------------------------------
Media                                              Other Securities                               9,489,774         2.3
--------------------------------------------------------------------------------------------------------------------------


        MERRILL LYNCH INTERNATIONAL INDEX FUND          JUNE 30, 2005         17

                          Master International Index Series    (in U.S. dollars)

                                        Shares                                                                  Percent of
Industry*                                 Held     Common Stocks                                   Value        Net Assets
==========================================================================================================================
Metals & Mining                         65,309     Anglo American Plc                          $  1,532,344         0.4%
                                       152,379     BHP Billiton Ltd.                              2,108,118         0.5
                                                   Other Securities                               7,989,778         1.9
                                                                                               ---------------------------
                                                                                                 11,630,240         2.8
--------------------------------------------------------------------------------------------------------------------------
Multi-Utilities                                    Other Securities                               4,655,703         1.1
--------------------------------------------------------------------------------------------------------------------------
Multiline Retail                                   Other Securities                               1,715,803         0.4
--------------------------------------------------------------------------------------------------------------------------
Office Electronics                      31,900     Canon, Inc.                                    1,681,220         0.4
                                                   Other Securities                                 994,145         0.3
                                                                                               ---------------------------
                                                                                                  2,675,365         0.7
--------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels            932,720     BP Plc                                         9,713,395         2.3
                                         3,849     BP Plc (b)                                       240,101         0.1
                                       101,171     ENI SpA                                        2,610,114         0.6
                                        89,924     Royal Dutch Petroleum Co.                      5,878,809         1.4
                                       432,470     Shell Transport & Trading Co. Plc              4,207,261         1.0
                                        24,776     Total SA                                       5,828,059         1.4
                                         4,140     Total SA (a)                                          50         0.0
                                                   Other Securities                               6,599,624         1.5
                                                                                               ---------------------------
                                                                                                 35,077,413         8.3
--------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products                            Other Securities                               1,753,772         0.4
--------------------------------------------------------------------------------------------------------------------------
Personal Products                                  Other Securities                               1,309,751         0.3
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals                         72,371     AstraZeneca Plc                                2,997,838         0.7
                                       260,871     GlaxoSmithKline Plc                            6,317,202         1.5
                                           800     GlaxoSmithKline Plc (b)                           38,808         0.0
                                       112,915     Novartis AG Registered Shares                  5,380,892         1.3
                                        33,803     Roche Holding AG                               4,279,796         1.0
                                        45,455     Sanofi-Aventis                                 3,736,555         0.9
                                        38,000     Takeda Pharmaceutical Co., Ltd.                1,886,111         0.4
                                                   Other Securities                               4,896,032         1.2
                                                                                               ---------------------------
                                                                                                 29,533,234         7.0
--------------------------------------------------------------------------------------------------------------------------
Real Estate                                        Other Securities                               9,768,170         2.3
--------------------------------------------------------------------------------------------------------------------------
Road & Rail                                        Other Securities                               3,446,109         0.8
--------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                     Other Securities                               2,936,998         0.7
Equipment
--------------------------------------------------------------------------------------------------------------------------
Software                                 9,286     SAP AG                                         1,618,979         0.4
                                                   Other Securities                               1,826,464         0.4
                                                                                               ---------------------------
                                                                                                  3,445,443         0.8
--------------------------------------------------------------------------------------------------------------------------
Specialty Retail                                   Other Securities                               3,366,317         0.8
--------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods                   Other Securities                               3,395,636         0.8
--------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance                         Other Securities                                 219,744         0.1
--------------------------------------------------------------------------------------------------------------------------
Tobacco                                            Other Securities                               4,154,177         1.0
--------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors                   Other Securities                               3,363,499         0.8
--------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure                      Other Securities                               2,707,790         0.6
--------------------------------------------------------------------------------------------------------------------------
Water Utilities                                    Other Securities                                 498,373         0.1
--------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication           2,759,271     Vodafone Group Plc                             6,726,310         1.6
Services                                12,490     Vodafone Group Plc (b)                           303,757         0.1
                                                   Other Securities                               2,296,703         0.5
                                                                                               ---------------------------
                                                                                                  9,326,770         2.2
--------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments in Common Stocks
                                                   (Cost--$353,576,514)                         398,098,905        94.6
--------------------------------------------------------------------------------------------------------------------------


18      MERRILL LYNCH INTERNATIONAL INDEX FUND          JUNE 30, 2005

                          Master International Index Series    (in U.S. dollars)

                                        Shares                                                                  Percent of
Industry*                                 Held     Exchange Traded Funds                           Value        Net Assets
==========================================================================================================================
                                                   Other Securities                            $    313,860         0.1%
--------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments in Exchange Traded Funds
                                                   (Cost--$232,840)                                 313,860         0.1
--------------------------------------------------------------------------------------------------------------------------

                                                   Preferred Stocks
==========================================================================================================================
Automobiles                                        Other Securities                                 516,487         0.1
--------------------------------------------------------------------------------------------------------------------------
Chemicals                                          Other Securities                                 253,424         0.1
--------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services                   Other Securities                                  37,796         0.0
--------------------------------------------------------------------------------------------------------------------------
Media                                              Other Securities                                  94,959         0.0
--------------------------------------------------------------------------------------------------------------------------
Multi-Utilities                                    Other Securities                                 116,368         0.0
--------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments in Preferred Stocks
                                                   (Cost--$835,332)                               1,019,034         0.2
--------------------------------------------------------------------------------------------------------------------------

                                                   Warrants (c)
==========================================================================================================================
Food & Staples Retailing                           Other Securities                                       8         0.0
--------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments in Warrants (Cost--$802)             8         0.0
--------------------------------------------------------------------------------------------------------------------------

                                                   Rights
==========================================================================================================================
Commercial Banks                                   Other Securities                                  27,978         0.0
--------------------------------------------------------------------------------------------------------------------------
Construction & Engineering                         Other Securities                                   3,756         0.0
--------------------------------------------------------------------------------------------------------------------------
Real Estate                                        Other Securities                                  10,045         0.0
--------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments in Rights (Cost--$1,690)        41,779         0.0
--------------------------------------------------------------------------------------------------------------------------

                                    Beneficial
                                      Interest     Short-Term Securities
==========================================================================================================================
                              USD    8,676,684     Merrill Lynch Liquidity Series, LLC
                                                   Cash Sweep Series I (d)                        8,676,684         2.1
--------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments in Short-Term Securities
                                                   (Cost--$8,676,684)                             8,676,684         2.1
--------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$363,323,862**)                                                        408,150,270        97.0

Other Assets Less Liabilities                                                                    12,808,549         3.0
                                                                                               ---------------------------
Net Assets                                                                                     $420,958,819       100.0%
                                                                                               ===========================

      "Other Securities" represent issues that are not identified as the 50 largest holdings of the Series and issues not exceeding 1% of the net assets.

* For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation (depreciation) of investments as of June 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................     $366,241,147
                                                                   ============
      Gross unrealized appreciation ..........................     $ 53,183,487
      Gross unrealized depreciation ..........................      (11,274,364)
                                                                   ------------
      Net unrealized appreciation ............................     $ 41,909,123
                                                                   ============

(a)   Non-income producing security.
(b)   Depositary Receipts.


        MERRILL LYNCH INTERNATIONAL INDEX FUND          JUNE 30, 2005         19

Summary Schedule of Investments (concluded)
                          Master International Index Series    (in U.S. dollars)

(c) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(d) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      ----------------------------------------------------------------------------------------
                                                                           Net        Interest
      Affiliate                                                         Activity       Income
      ----------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I          $5,915,777     $129,823
      ----------------------------------------------------------------------------------------

      Financial futures contracts purchased as of June 30, 2005 were as follows:

      ------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Unrealized
      Number of                                                                Expiration                              Appreciation
      Contracts       Issue                          Exchange                     Date             Face Value         (Depreciation)
      ------------------------------------------------------------------------------------------------------------------------------
         134          DJ Euro Stoxx 50               Eurex                  September 2005         $5,106,999            $   81,040
          49          FTSE 100 Index Future          LIFFE                  September 2005         $4,429,961                68,219
          18          Hang Seng Index Future         Hong Kong                   July 2005         $1,649,318                (4,302)
          58          OMX Stock Index Future         Tokyo                       July 2005         $  608,281                 2,621
           1          S&P/MIB Index                  Eurex                  September 2005         $  196,232                  (463)
          30          SPI 200 Index Future           Sydney                 September 2005         $2,428,404                14,408
          59          TOPIX Index Future             Tokyo                  September 2005         $6,099,249               154,293
      ------------------------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation--Net                                                                                 $  315,816
                                                                                                                         ==========


      Forward foreign exchange contracts as of June 30, 2005 were as follows:

      ------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Unrealized
      Foreign Currency                                                       Settlement                                Appreciation
      Purchased                                                                 Date                                  (Depreciation)
      ------------------------------------------------------------------------------------------------------------------------------
      AUD      475,000                                                       July 2005                                   $   (2,505)
      CHF    1,760,000                                                       July 2005                                      (31,898)
      EUR    3,250,000                                                       July 2005                                      (41,415)
      GBP    1,680,000                                                       July 2005                                      (59,493)
      HKD      550,000                                                       July 2005                                           56
      JPY  356,600,000                                                       July 2005                                     (107,129)
      SEK      975,000                                                       July 2005                                       (4,379)
      ------------------------------------------------------------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign Exchange Contracts--Net
      (USD Commitment--$12,345,557)                                                                                       $(246,763)
                                                                                                                          =========

      ------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Unrealized
      Foreign Currency                                                       Settlement                                Appreciation
      Sold                                                                      Date                                  (Depreciation)
      ------------------------------------------------------------------------------------------------------------------------------
      AUD      145,000                                                       July 2005                                   $      880
      CHF      170,000                                                       July 2005                                        2,264
      EUR      575,000                                                       July 2005                                        5,645
      GBP      280,000                                                       July 2005                                        8,354
      HKD      550,000                                                       July 2005                                          (49)
      JPY   48,000,000                                                       July 2005                                       12,725
      SEK      450,000                                                       July 2005                                        1,575
      ------------------------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign Exchange Contracts--Net
      (USD Commitment--$2,034,589)                                                                                       $   31,394
                                                                                                                         ==========

Currency Denominations

AUD                       Australian Dollar
CHF                             Swiss Franc
EUR                                    Euro
GBP                  British Pound Sterling
HKD                        Hong Kong Dollar
JPY                            Japanese Yen
SEK                           Swedish Krona
USD                             U.S. Dollar

      See Notes to Financial Statements.


20      MERRILL LYNCH INTERNATIONAL INDEX FUND          JUNE 30, 2005

Statement of Assets and Liabilities            Master International Index Series

As of June 30, 2005
=============================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------
               Investments in unaffiliated securities, at value (including
                securities loaned of $669,726) (identified cost--$354,647,178) ............                      $399,473,586
               Investments in affiliated securities, at value (identified cost--$8,676,684)                         8,676,684
               Cash held as collateral for loaned securities ..............................                           709,389
               Cash on deposit for financial futures contracts ............................                           622,670
               Cash .......................................................................                             2,002
               Foreign cash (cost--$9,241,742) ............................................                         9,105,688
               Unrealized appreciation on forward foreign exchange contracts ..............                            31,499
               Receivables:
                  Dividends ...............................................................     $  1,383,415
                  Variation margin ........................................................        1,359,532
                  Contributions ...........................................................        1,039,883
                  Securities sold .........................................................          135,107
                  Interest from affiliates ................................................           17,645        3,935,582
                                                                                                ------------
               Prepaid expenses ...........................................................                             3,465
                                                                                                                 ------------
               Total assets ...............................................................                       422,560,565
                                                                                                                 ------------
=============================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------
               Collateral on securities loaned, at value ..................................                           709,389
               Unrealized depreciation on forward foreign exchange contracts ..............                           246,868
               Payables:
                  Withdrawals .............................................................          504,907
                  Securities purchased ....................................................           83,201
                  Other affiliates ........................................................            3,747
                  Investment adviser ......................................................            3,101          594,956
                                                                                                ------------
               Accrued expenses and other liabilities .....................................                            50,533
                                                                                                                 ------------
               Total liabilities ..........................................................                         1,601,746
                                                                                                                 ------------
=============================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------
               Net assets .................................................................                      $420,958,819
                                                                                                                 ============
=============================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------
               Investors' capital .........................................................                      $376,239,356
               Unrealized appreciation--net ...............................................                        44,719,463
                                                                                                                 ------------
               Net Assets .................................................................                      $420,958,819
                                                                                                                 ============

      See Notes to Financial Statements.


        MERRILL LYNCH INTERNATIONAL INDEX FUND          JUNE 30, 2005         21

Statement of Operations                        Master International Index Series

For the Six Months Ended June 30, 2005
=============================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------
                       Dividends (net of $605,330 foreign withholding tax) ................                      $  6,580,038
                       Interest (including $129,823 from affiliates) ......................                           148,406
                       Securities lending--net ............................................                             5,627
                                                                                                                 ------------
                       Total income .......................................................                         6,734,071
                                                                                                                 ------------
=============================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------
                       Custodian fees .....................................................     $     91,880
                       Professional fees ..................................................           37,258
                       Pricing fees .......................................................           26,255
                       Accounting services ................................................           26,093
                       Investment advisory fees ...........................................           19,029
                       Printing and shareholder reports ...................................            1,994
                       Trustees' fees and expenses ........................................            1,766
                       Other ..............................................................            6,818
                                                                                                ------------
                       Total expenses before waiver .......................................          211,093
                       Waiver of expenses .................................................          (13,001)
                                                                                                ------------
                       Total expenses after waiver ........................................                           198,092
                                                                                                                 ------------
                       Investment income--net .............................................                         6,535,979
                                                                                                                 ------------
=============================================================================================================================
Realized & Unrealized Gain (Loss)--Net
-----------------------------------------------------------------------------------------------------------------------------
                       Realized gain (loss) on:
                          Investments--net ................................................          944,522
                          Futures contracts--net ..........................................          674,183
                          Foreign currency transactions--net ..............................         (829,164)         789,541
                                                                                                ------------
                       Change in unrealized appreciation/depreciation on:
                          Investments--net ................................................      (12,106,523)
                          Futures contracts--net ..........................................          187,215
                          Foreign currency transactions--net ..............................         (527,131)     (12,446,439)
                                                                                                -----------------------------
                       Total realized and unrealized loss--net ............................                       (11,656,898)
                                                                                                                 ------------
                       Net Decrease in Net Assets Resulting from Operations ...............                      $ (5,120,919)
                                                                                                                 ============

      See Notes to Financial Statements.


22      MERRILL LYNCH INTERNATIONAL INDEX FUND          JUNE 30, 2005

Statements of Changes in Net Assets            Master International Index Series

                                                                                                 For the Six        For the
                                                                                                Months Ended      Year Ended
                                                                                                  June 30,       December 31,
Increase (Decrease) in Net Assets:                                                                  2005             2004
=============================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------
                       Investment income--net .............................................     $  6,535,979     $ 12,027,122
                       Realized gain--net .................................................          789,541       51,628,797
                       Change in unrealized appreciation/depreciation--net ................      (12,446,439)       3,768,597
                                                                                                -----------------------------
                       Net increase (decrease) in net assets resulting from operations ....       (5,120,919)      67,424,516
                                                                                                -----------------------------
=============================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------
                       Proceeds from contributions ........................................      170,806,208      167,759,330
                       Fair value of withdrawals ..........................................      (66,793,334)    (466,245,952)
                                                                                                -----------------------------
                       Net increase (decrease) in net assets derived from capital
                        transactions ......................................................      104,012,874     (298,486,622)
                                                                                                -----------------------------
=============================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------
                       Total increase (decrease) in net assets ............................       98,891,955     (231,062,106)
                       Beginning of period ................................................      322,066,864      553,128,970
                                                                                                -----------------------------
                       End of period ......................................................     $420,958,819     $322,066,864
                                                                                                =============================

      See Notes to Financial Statements.


        MERRILL LYNCH INTERNATIONAL INDEX FUND          JUNE 30, 2005         23

Financial Highlights                           Master International Index Series

                                                             For the Six                       For the Year Ended
                                                             Months Ended                         December 31,
The following ratios have been derived                         June 30,      --------------------------------------------------
from information provided in the financial statements.           2005           2004           2003          2002         2001
===============================================================================================================================
Total Investment Return
-------------------------------------------------------------------------------------------------------------------------------
                Total investment return ...................      (1.03%)+       20.32%         38.97%       (15.81%)     (21.77%)
                                                              =================================================================
===============================================================================================================================
Ratios to Average Net Assets
-------------------------------------------------------------------------------------------------------------------------------
                Expenses, net of waiver ...................        .10%*          .09%           .09%          .08%         .08%
                                                              =================================================================
                Expenses ..................................        .11%*          .10%           .10%          .16%         .39%
                                                              =================================================================
                Investment income--net ....................       3.43%*         2.55%          2.23%         2.21%        1.20%
                                                              =================================================================
===============================================================================================================================
Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
                Net assets, end of period (in thousands) ..   $420,959       $322,067       $553,129      $166,820     $195,512
                                                              =================================================================
                Portfolio turnover ........................      11.11%         13.50%          8.55%        19.52%       30.19%
                                                              =================================================================

*     Annualized.
+     Aggregate total investment return.

      See Notes to Financial Statements.


24      MERRILL LYNCH INTERNATIONAL INDEX FUND          JUNE 30, 2005

Notes to Financial Statements                  Master International Index Series

1. Significant Accounting Policies:

Master International Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments -- Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Series under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Portfolio are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments -- The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the


        MERRILL LYNCH INTERNATIONAL INDEX FUND          JUNE 30, 2005         25

Notes to Financial Statements (continued)      Master International Index Series

      contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts -- The Series may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes -- The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending -- The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series also could suffer a loss where the


26      MERRILL LYNCH INTERNATIONAL INDEX FUND          JUNE 30, 2005

Notes to Financial Statements (concluded)      Master International Index Series

value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. FAM has entered into a contractual arrangement with the Series under which the expenses incurred by the Series will not exceed .12%. This arrangement has a one-year term and is renewable. For the six months ended June 30, 2005, FAM earned fees of $19,029, of which $13,001 was waived.

For the six months ended June 30, 2005, the Series reimbursed FAM $3,786 for certain accounting services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2005 were $132,867,925 and $40,265,274, respectively.

4. Commitments:

At June 30, 2005, the Series had entered into foreign exchange contracts, in addition to the contracts listed in the Schedule of Investments, under which it had agreed to sell various foreign currencies with an approximate value of $1,024,000.

5. Short-Term Borrowings:

The Trust, on behalf of the Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expires November 2005. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .07% per annum based on the Series pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Series election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the six months ended June 30, 2005.


        MERRILL LYNCH INTERNATIONAL INDEX FUND          JUNE 30, 2005         27

Disclosure of Investment Advisory Agreement

Activities of and Composition of the Board of Trustees

All but one member of the Board of Trustees is an independent trustee whose only affiliation with Fund Asset Management, L.P. (the "Investment Adviser") or other Merrill Lynch affiliates is as a trustee of the Fund and certain other funds advised by the Investment Adviser or its affiliates. The Chairman of the Board is also an independent trustee. New trustee nominees are chosen as nominees by a Nominating Committee comprised of independent trustees. All independent trustees also are members of the Board's Audit Committee and the independent trustees meet in executive session at each in-person Board meeting. The Board and the Audit Committee meet in person for at least two days each quarter and conduct other in-person and telephone meetings throughout the year, some of which are formal board meetings, and some of which are informational meetings. The independent counsel to the independent trustees attends all in-person Board and Audit Committee meetings and other meetings at the independent trustees' request.

Investment Advisory Agreement -- Matters Considered by the Board

Every year, the Board considers approval of each investment advisory agreement with respect to the Quantitative Master Series Trust (the "Trust") and the Merrill Lynch International Index Fund (together, the "Investment Advisory Agreements") and throughout each year, reviews and evaluates the performance of and services provided by the Investment Adviser. The Board assesses the nature, scope and quality of the services provided to the Trust and the Fund by the personnel of the Investment Adviser and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. The Board also receives and assesses information regarding the services provided to the Trust and the Fund by certain unaffiliated service providers.

At various times throughout the year, the Board also considers a range of information in connection with its oversight of the services provided by the Investment Adviser and its affiliates. Among the matters considered with respect to the Trust and the Fund are: (a) fees (in addition to management fees) paid to the Investment Adviser and its affiliates by the Trust and/or the Fund, such as transfer agency fees and fees for marketing and distribution; (b) Trust or Fund operating expenses paid to third parties; (c) the resources devoted to and compliance reports relating to the Trust's and the Fund's investment objective, policies and restrictions, and its compliance with its Code of Ethics and the Investment Adviser's compliance policies and procedures; and (d) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates.

The Board believes that the Investment Adviser is one of the most experienced global asset management firms and considers the overall quality of services provided by the Investment Adviser to be generally of high quality. The Board also believes that the Investment Adviser is financially sound and well managed and notes that the Investment Adviser is affiliated with one of America's largest financial firms. The Board believes that, for many of the Fund's shareholders, the investment involves the selection of the Investment Adviser as the investment adviser to the Fund. The Board works closely with the Investment Adviser in overseeing the Investment Adviser's efforts to achieve good performance. As part of this effort, the Board discusses portfolio manager effectiveness and, when performance is not satisfactory, discusses with the Investment Adviser taking steps such as changing investment personnel.

Annual Consideration of Approval by the Board of Trustees

In the period prior to the Board meeting to consider renewal of the Investment Advisory Agreement, the Board requests and receives materials specifically relating to the Trust's and the Fund's Investment Advisory Agreement. These materials include (a) information compiled by Lipper Inc. ("Lipper") on the fees and expenses and the investment performance of the Fund as compared to a comparable group of funds as classified by Lipper; (b) sales and redemption data for the Fund; (c) a discussion by the Trust's/Fund's portfolio management team regarding investment strategies used by the Trust/Fund during its most recent fiscal year; (d) information on the profitability to the Investment Adviser and its affiliates of the Investment Advisory Agreement and other relationships with the Trust/Fund; and (e) information provided by the Investment Adviser concerning investment advisory fees charged to other clients, such as other mutual funds and offshore funds under similar investment mandates and generally to institutional clients. The Board also considers other matters it deems important to the approval process such as payments made to the Investment Adviser or its affiliates


28      MERRILL LYNCH INTERNATIONAL INDEX FUND          JUNE 30, 2005
relating to the distribution of Fund shares, services related to the valuation and pricing of Trust/Fund portfolio holdings, allocation of Trust/Fund brokerage fees, the Trust's/Fund's portfolio turnover statistics, and direct and indirect benefits to the Investment Adviser and its affiliates from their relationship with the Trust/Fund.

Certain Specific Renewal Data

In connection with the most recent renewal of the Trust's and each Fund's Investment Advisory Agreement, in May 2005, the independent trustees' and Board's review included the following:

The Investment Adviser's Services and Fund Performance -- The Board reviewed the nature, extent and quality of services provided by the Investment Adviser, including the investment advisory services and the resulting performance of each Fund. The Board focused primarily on the Investment Adviser's investment advisory services and the Fund's investment performance. The Board compared each Fund's performance -- both including and excluding the effects of the Trust's/Fund's fees and expenses -- to the performance of a comparable group of mutual funds, and the performance of a relevant index or combination of indexes. While the Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance to performance over relatively long periods of time, typically three to five years. For the periods ended March 31, 2005, the Board noted that the Fund's performance ranked in the first quintile for the one- and three-year periods, and in the second quintile for the five-year period. The Board concluded that the Fund's performance was consistent with the Trust's/Fund's investment objective and the renewal of the Investment Advisory Agreement.

The Investment Adviser's Personnel and Investment Process -- The Board reviews at least annually the investment objectives and strategies of the Trust and each Fund. The Board discusses with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equity investing group the strategies being used to achieve the stated objectives. Among other things, the Board considers the size, education and experience of the Investment Adviser's investment staff, its use of technology, and the Investment Adviser's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviews the Investment Adviser's compensation policies and practices with respect to the Trust's/Fund's portfolio managers. The Board also considered the experience of the Trust's/Fund's portfolio management team and noted that each of Ms. Jelilian and Messrs. Russo, Hewson and Costa, the Trust's/Fund's portfolio managers, have over ten years of investment experience. The Board concluded that the Investment Adviser and its investment staff and the Trust's/Fund's portfolio managers have extensive experience in analyzing and managing the types of investments used by the Trust and the Fund and that the Trust and the Fund benefit from that expertise.

Management Fees and Other Expenses -- The Board reviews the Trust's/Fund's contractual management fee rate and actual management fee rate as a percentage of total assets at common asset levels -- the actual rate includes advisory and administrative service fees and the effects of any fee waivers -- compared to the other funds in its Lipper category. It also compares the Trust's/Fund's total expenses to those of other comparable funds. The Board considered the services provided to and the fees charged by the Investment Adviser to other types of clients such as other mutual funds and offshore funds, with similar investment mandates and noted that the fees charged by the Investment Adviser in those cases typically exceeded those being charged to the Trust/Fund. The Board also noted that, as a general matter, fees charged to institutional clients were lower than the fees charged to the Trust/Fund, but determined that the Investment Adviser provided less extensive services to such clients. The Board noted that the contractual management fee for the Fund is slightly lower than the median fee charged by its peer group, while the actual management fee for the Fund is equal to the median. The Board has concluded that the Trust's/Fund's management fee and fee rate and overall expense ratio are reasonable compared to those of other comparable funds.

Profitability -- The Board considers the cost of the services provided to the Trust and/or the Fund by the Investment Adviser and the Investment Adviser's and its affiliates' profits relating to the management and distribution of the Fund and the MLIM/FAM-advised funds. As part of its analysis, the Board reviewed the Investment Adviser's methodology in allocating its costs to the management of the Trust and the Fund and concluded that there was a reasonable basis for the allocation. The Board believes the Investment Adviser's profits are reasonable in relation to the nature and quality of the services provided.


        MERRILL LYNCH INTERNATIONAL INDEX FUND          JUNE 30, 2005         29

Disclosure of Investment Advisory Agreement (concluded)

Economies of Scale -- The Board considered the extent to which economies of scale might be realized as the assets of the Trust and the Fund increase and whether there should be changes in the management fee rate or structure in order to enable the Trust and the Fund to participate in these economies of scale. While there was no evidence to date that the Trust's or the Fund's assets have reached a level where such economies are effectively available, the Board will continue to seek information relating to economies of scale. The Board also considered the Investment Adviser's agreement to waive the Fund's advisory fee in the amount of the Fund's share of the investment advisory fee paid by the Trust. The Board determined that the current management fee structure was reasonable and that no changes were currently necessary.

Conclusion

After the independent trustees deliberated in executive session, the entire Board including all of the independent trustees, approved the renewal of the existing Investment Advisory Agreement, concluding that the advisory fee was reasonable in relation to the services provided and that a contract renewal was in the best interests of the shareholders of the Fund.


30      MERRILL LYNCH INTERNATIONAL INDEX FUND          JUNE 30, 2005

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must regis-ter your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


        MERRILL LYNCH INTERNATIONAL INDEX FUND          JUNE 30, 2005         31

[LOGO] Merrill Lynch Investment Managers

www.mlim.ml.com

--------------------------------------------------------------------------------

Mercury Advisors

A Division of Merrill Lynch Investment Managers

www.mercury.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

                                                                #Index 2 -- 6/05

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments

Master International Index Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                         Shares
Country           Industry*                                Held  Common Stocks                                     Value
---------------------------------------------------------------------------------------------------------------------------
Australia - 4.9%  Airlines - 0.0%                        32,602  Qantas Airways Ltd.                           $     83,747
                  ---------------------------------------------------------------------------------------------------------
                  Beverages - 0.1%                       26,064  Coca-Cola Amatil Ltd.                              156,752
                                                         86,856  Foster's Group Ltd.                                352,215
                                                                                                               ------------
                                                                                                                    508,967
                  ---------------------------------------------------------------------------------------------------------
                  Biotechnology - 0.1%                   11,970  CSL Ltd.                                           307,665
                  ---------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.1%                 11,468  Macquarie Bank Ltd.                                522,302
                  ---------------------------------------------------------------------------------------------------------
                  Chemicals - 0.1%                       13,503  Orica Ltd.                                         183,209
                  ---------------------------------------------------------------------------------------------------------
                  Commercial Banks - 1.3%                74,757  Australia & New Zealand Banking Group Ltd.       1,239,398
                                                         51,438  Commonwealth Bank of Australia                   1,487,962
                                                         64,791  National Australia Bank Ltd.                     1,519,138
                                                         81,489  Westpac Banking Corp.                            1,239,190
                                                                                                               ------------
                                                                                                                  5,485,688
                  ---------------------------------------------------------------------------------------------------------
                  Commercial Services &                  53,780  Brambles Industries Ltd.                           334,918
                  Supplies - 0.1%
                  ---------------------------------------------------------------------------------------------------------
                  Construction &                          7,743  Leighton Holdings Ltd.                              67,874
                  Engineering - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Construction                           19,286  Boral Ltd.                                          95,261
                  Materials - 0.2%                       36,728  CSR Ltd.                                            75,029
                                                          3,992  James Hardie Industries NV                          23,095
                                                         41,326  Rinker Group Ltd.                                  441,009
                                                                                                               ------------
                                                                                                                    634,394
                  ---------------------------------------------------------------------------------------------------------
                  Containers &                           41,043  Amcor Ltd.                                         209,609
                  Packaging - 0.1%
                  ---------------------------------------------------------------------------------------------------------
                  Distributors - 0.0%                    65,581  Pacific Brands Ltd.                                113,475
                  ---------------------------------------------------------------------------------------------------------
                  Diversified Financial                   1,250  Australian Stock Exchange Ltd.                      22,038
                  Services - 0.1%                        23,490  Challenger Financial Services Group Ltd.            55,864
                                                         16,417  SFE Corp. Ltd.                                     133,272
                                                         23,405  Suncorp-Metway Ltd.                                358,770
                                                                                                               ------------
                                                                                                                    569,944
                  ---------------------------------------------------------------------------------------------------------
                  Diversified                           112,683  Telstra Corp. Ltd.                                 434,615
                  Telecommunication
                  Services - 0.1%
                  ---------------------------------------------------------------------------------------------------------
                  Food & Staples                         60,420  Coles Myer Ltd.                                    426,469
                  Retailing - 0.2%                       44,968  Woolworths Ltd.                                    565,909
                                                                                                               ------------
                                                                                                                    992,378
                  ---------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.1%                   20,590  Australian Gas Light Co., Ltd.                     223,335
                  ---------------------------------------------------------------------------------------------------------
                  Health Care Equipment &                 7,344  Ansell Ltd.                                         56,203
                  Supplies - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Health Care Providers &                40,746  Mayne Group Ltd.                                   147,217
                  Services - 0.1%                         2,368  Sonic Healthcare Ltd.                               22,689
                                                                                                               ------------
                                                                                                                    169,906
                  ---------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants &                   4,629  Aristocrat Leisure Ltd.                             40,930
                  Leisure - 0.1%                         23,453  TABCORP Holdings Ltd.                              293,183
                                                         14,689  UNiTAB Ltd.                                        159,552
                                                                                                               ------------
                                                                                                                    493,665
                  ---------------------------------------------------------------------------------------------------------
                  IT Services - 0.0%                     11,639  Computershare Ltd.                                  51,989
                  ---------------------------------------------------------------------------------------------------------
                  Industrial                             15,471  Wesfarmers Ltd.                                    471,827
                  Conglomerates - 0.1%
                  ---------------------------------------------------------------------------------------------------------
                  Insurance - 0.3%                       75,906  AMP Ltd.                                           374,349
                                                         45,366  AXA Asia Pacific Holdings Ltd.                     151,461
                                                         69,692  Insurance Australia Group Ltd.                     319,266

Master International Index Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                         Shares
Country           Industry*                                Held  Common Stocks                                     Value
---------------------------------------------------------------------------------------------------------------------------
                                                         27,875  QBE Insurance Group Ltd.                      $    340,600
                                                                                                               ------------
                                                                                                                  1,185,676
                  ---------------------------------------------------------------------------------------------------------
                  Media - 0.1%                           73,935  John Fairfax Holdings Ltd.                         242,334
                                                          6,114  Publishing & Broadcasting Ltd.                      69,207
                                                                                                               ------------
                                                                                                                    311,541
                  ---------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.8%                 52,998  Alumina Ltd.                                       225,015
                                                        152,378  BHP Billiton Ltd.                                2,108,118
                                                         18,416  BlueScope Steel Ltd.                               115,529
                                                         30,834  Iluka Resources Ltd.                               176,979
                                                         14,132  Newcrest Mining Ltd.                               187,219
                                                         23,360  OneSteel Ltd.                                       47,186
                                                         15,304  Rio Tinto Ltd.                                     522,845
                                                                                                               ------------
                                                                                                                  3,382,891
                  ---------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable                  11,923  Caltex Australia Ltd.                              144,049
                  Fuels - 0.2%                           24,197  Origin Energy Ltd.                                 140,360
                                                         34,877  Santos Ltd.                                        300,941
                                                         15,563  Woodside Petroleum Ltd.                            346,989
                                                                                                               ------------
                                                                                                                    932,339
                  ---------------------------------------------------------------------------------------------------------
                  Paper & Forest                          5,300  PaperlinX Ltd.                                      12,160
                  Products - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Real Estate - 0.5%                    113,352  CFS Gandel Retail Trust                            144,724
                                                         14,559  Centro Properties Group/New                         65,365
                                                         57,330  Commonwealth Property Office Fund                   55,280
                                                         79,688  General Property Trust                             221,708
                                                         85,226  ING Industrial Fund                                135,773
                                                         31,118  Investa Property Group                              46,016
                                                         18,025  Lend Lease Corp., Ltd.                             178,064
                                                         20,878  Macquire Goodman Group                              64,930
                                                         46,448  Mirvac Group                                       126,395
                                                         62,720  Stockland                                          263,901
                                                         71,700  Westfield Group                                    969,547
                                                                                                               ------------
                                                                                                                  2,271,703
                  ---------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.0%                     15,996  Toll Holdings Ltd.                                 159,239
                  ---------------------------------------------------------------------------------------------------------
                  Transportation                        102,562  Macquarie Infrastructure Group                     325,219
                  Infrastructure - 0.1%                  16,500  Patrick Corp. Ltd.                                  70,306
                                                         10,811  Transurban Group                                    61,393
                                                                                                               ------------
                                                                                                                    456,918
                  ---------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Australia                20,628,177
---------------------------------------------------------------------------------------------------------------------------
Austria - 0.5%    Building Products - 0.1%                3,535  Wienerberger AG                                    164,211
                  ---------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.1%                 1,063  Bank Austria Creditanstalt AG                      110,984
                                                          7,239  Erste Bank der Oesterreichischen
                                                                 Sparkassen AG                                      362,563
                                                                                                               ------------
                                                                                                                    473,547
                  ---------------------------------------------------------------------------------------------------------
                  Construction                               53  RHI AG (a)                                           1,445
                  Materials - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Containers &                              568  Mayr-Melnhof Karton AG                              78,736
                  Packaging - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Diversified                            19,827  Telekom Austria AG                                 385,738
                  Telecommunication
                  Services - 0.1%
                  ---------------------------------------------------------------------------------------------------------
                  Electric                                   47  Verbund - Oesterreichische
                  Utilities - 0.0%                               Elektrizitaetswirtschafts AG                        12,973
                  ---------------------------------------------------------------------------------------------------------
                  Machinery - 0.0%                        1,316  Andritz AG                                         125,625
                  ---------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                         Shares
Country           Industry*                                Held  Common Stocks                                     Value
---------------------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.0%                    906  Boehler-Uddeholm AG                           $    119,996
                  ---------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable                     447  OMV AG                                             194,813
                  Fuels - 0.1%
                  ---------------------------------------------------------------------------------------------------------
                  Real Estate - 0.0%                      5,877  IMMOFINANZ Immobilien Anlagen AG (a)                53,861
                  ---------------------------------------------------------------------------------------------------------
                  Trading Companies &                   105,980  Hagemeyer NV - Registered Shares                   251,478
                  Distributors - 0.1%
                  ---------------------------------------------------------------------------------------------------------
                  Transportation                          1,169  Flughafen Wien AG                                   75,858
                  Infrastructure - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Austria                   1,938,281
---------------------------------------------------------------------------------------------------------------------------
Belgium - 1.4%    Beverages - 0.1%                        5,910  InBev NV                                           200,124
                  ---------------------------------------------------------------------------------------------------------
                  Chemicals - 0.1%                        2,818  Solvay SA                                          289,817
                  ---------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.3%                25,528  Dexia                                              562,790
                                                         10,019  KBC Bancassurance Holding                          792,059
                                                                                                               ------------
                                                                                                                  1,354,849
                  ---------------------------------------------------------------------------------------------------------
                  Construction &                          4,785  Suez SA (a)                                             58
                  Engineering - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Distributors - 0.0%                       222  D'ieteren SA                                        45,959
                  ---------------------------------------------------------------------------------------------------------
                  Diversified Financial                  55,909  Fortis                                           1,553,404
                  Services - 0.5%                         3,292  Groupe Bruxelles Lambert SA                        285,360
                                                                                                               ------------
                                                                                                                  1,838,764
                  ---------------------------------------------------------------------------------------------------------
                  Diversified                             9,883  Belgacom SA                                        338,008
                  Telecommunication
                  Services - 0.1%
                  ---------------------------------------------------------------------------------------------------------
                  Electric                                1,263  Electrabel                                         552,142
                  Utilities - 0.1%
                  ---------------------------------------------------------------------------------------------------------
                  Electrical                              1,022  Bekaert SA                                          76,836
                  Equipment - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Electronic Equipment &                    520  Barco NV                                            37,111
                  Instruments - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Food & Staples                          1,003  Colruyt SA                                         136,850
                  Retailing - 0.1%                        1,314  Delhaize Group                                      78,904
                                                            950  Delhaize Group (b)                                  56,525
                                                                                                               ------------
                                                                                                                    272,279
                  ---------------------------------------------------------------------------------------------------------
                  Health Care Equipment &                 1,608  Omega Pharma SA                                     83,125
                  Supplies - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Leisure Equipment &                     2,040  AGFA-Gevaert NV                                     56,433
                  Products - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Marine - 0.0%                           1,790  CMB CIE MARITIME BELGE                              55,824
                  ---------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.0%                  1,724  Umicore                                            138,484
                                                             52  Umicore (a)                                              6
                                                                                                               ------------
                                                                                                                    138,490
                  ---------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable                   1,790  Euronav Sa                                          52,551
                  Fuels - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.1%                  4,095  UCB SA                                             199,247
                  ---------------------------------------------------------------------------------------------------------
                  Wireless                                  900  Mobistar SA                                         75,291
                  Telecommunication
                  Services - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Belgium                   5,666,908
---------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.0%    Textiles, Apparel &                    21,785  Yue Yuen Industrial Holdings                        66,700
                  Luxury Goods - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Bermuda                      66,700
---------------------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                         Shares
Country           Industry*                                Held  Common Stocks                                     Value
---------------------------------------------------------------------------------------------------------------------------
Denmark - 0.8%    Beverages - 0.0%                          356  Carlsberg A/S                                 $     18,276
                  ---------------------------------------------------------------------------------------------------------
                  Chemicals - 0.0%                        2,267  Novozymes A/S Class B                              112,332
                  ---------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.1%                17,488  Danske Bank A/S                                    526,319
                  ---------------------------------------------------------------------------------------------------------
                  Construction &                          1,417  FLS Industries A/S Class B                          28,776
                  Engineering - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Diversified                            11,049  TDC A/S                                            473,890
                  Telecommunication
                  Services - 0.1%
                  ---------------------------------------------------------------------------------------------------------
                  Electrical                              5,696  Vestas Wind Systems A/S (a)                         94,620
                  Equipment - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Food Products - 0.1%                    2,482  Danisco A/S                                        161,292
                                                          2,039  East Asiatic Co., Ltd. A/S                         144,098
                                                                                                               ------------
                                                                                                                    305,390
                  ---------------------------------------------------------------------------------------------------------
                  Health Care Equipment &                   186  Coloplast AS Class B                                10,803
                  Supplies - 0.1%                         5,043  GN Store Nord                                       57,146
                                                          1,530  William Demant Holding (a)                          76,186
                                                                                                               ------------
                                                                                                                    144,135
                  ---------------------------------------------------------------------------------------------------------
                  Household                                 464  Bang & Olufsen A/S Class B                          32,603
                  Durables - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Insurance - 0.0%                          907  Topdanmark A/S (a)                                  66,161
                  ---------------------------------------------------------------------------------------------------------
                  Machinery - 0.0%                          820  NKT Holding A/S                                     30,707
                  ---------------------------------------------------------------------------------------------------------
                  Marine - 0.1%                              51  AP Moller - Maersk A/S                             487,190
                  ---------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.2%                  3,519  H Lundbeck A/S                                      88,614
                                                         13,315  Novo-Nordisk A/S B                                 678,156
                                                                                                               ------------
                                                                                                                    766,770
                  ---------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.1%                      1,730  DSV A/S                                            146,994
                  ---------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Denmark                   3,234,163
---------------------------------------------------------------------------------------------------------------------------
Finland - 1.6%    Auto Components - 0.0%                  6,710  Nokian Renkaat Oyj                                 122,340
                  ---------------------------------------------------------------------------------------------------------
                  Communications                        195,105  Nokia Oyj                                        3,271,434
                  Equipment - 0.8%                        1,270  Nokia Oyj (b)                                       21,133
                                                                                                               ------------
                                                                                                                  3,292,567
                  ---------------------------------------------------------------------------------------------------------
                  Diversified                             5,791  Elisa Corp.                                         90,721
                  Telecommunication                      34,753  TeliaSonera AB                                     165,350
                  Services - 0.1%                                                                              ------------
                                                                                                                    256,071
                  ---------------------------------------------------------------------------------------------------------
                  Electric                               23,140  Fortum Oyj                                         371,192
                  Utilities - 0.1%
                  ---------------------------------------------------------------------------------------------------------
                  IT Services - 0.1%                      6,175  Tietoenator Oyj                                    188,390
                  ---------------------------------------------------------------------------------------------------------
                  Insurance - 0.1%                        6,594  Pohjola Group Plc Class D                           95,797
                                                         22,588  Sampo Oyj                                          352,220
                                                                                                               ------------
                                                                                                                    448,017
                  ---------------------------------------------------------------------------------------------------------
                  Leisure Equipment &                     5,904  Amer Sports Corp.                                  112,219
                  Products - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Machinery - 0.1%                        2,211  Cargotec Corp. Class B                              61,753
                                                          2,211  Kone Oyj Class B                                   132,499
                                                          9,256  Metso Oyj                                          201,929
                                                            231  Wartsila Oyj                                         6,673
                                                                                                               ------------
                                                                                                                    402,854
                  ---------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.0%                    447  Outokumpu Oyj                                        5,763
                                                          8,196  Rautaruukki Oyj                                    122,543
                                                                                                               ------------
                                                                                                                    128,306
                  ---------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable                   7,259  Neste Oil Oyj                                      188,066
                  Fuels - 0.1%
                  ---------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                         Shares
Country           Industry*                                Held  Common Stocks                                     Value
---------------------------------------------------------------------------------------------------------------------------
                  Paper & Forest                         33,345  Stora Enso Oyj Class R                        $    427,107
                  Products - 0.2%                        30,054  UPM-Kymmene Oyj                                    577,430
                                                                                                               ------------
                                                                                                                  1,004,537
                  ---------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Finland                   6,514,559
---------------------------------------------------------------------------------------------------------------------------
France - 9.1%     Aerospace &                            10,187  European Aeronautic Defense and Space Co.          324,973
                  Defense - 0.2%                          7,590  Sagem SA                                           157,405
                                                          4,303  Thales SA                                          174,985
                                                          2,174  Zodiac SA                                          116,833
                                                                                                               ------------
                                                                                                                    774,196
                  ---------------------------------------------------------------------------------------------------------
                  Airlines - 0.0%                         3,419  Air France-KLM                                      51,989
                  ---------------------------------------------------------------------------------------------------------
                  Auto Components - 0.1%                  6,148  Compagnie Generale des Etablissements Michelin     374,760
                                                          4,494  Valeo SA                                           201,849
                                                                                                               ------------
                                                                                                                    576,609
                  ---------------------------------------------------------------------------------------------------------
                  Automobiles - 0.3%                      7,721  Peugeot SA                                         457,838
                                                          8,205  Renault SA                                         724,146
                                                                                                               ------------
                                                                                                                  1,181,984
                  ---------------------------------------------------------------------------------------------------------
                  Beverages - 0.1%                        3,026  Pernod-Ricard                                      483,574
                  ---------------------------------------------------------------------------------------------------------
                  Building Products - 0.2%               12,487  Cie de Saint-Gobain                                693,739
                  ---------------------------------------------------------------------------------------------------------
                  Chemicals - 0.2%                        4,953  Air Liquide                                        844,888
                  ---------------------------------------------------------------------------------------------------------
                  Commercial Banks - 1.1%                34,066  BNP Paribas                                      2,338,429
                                                         26,219  Credit Agricole SA                                 665,315
                                                         15,863  Societe Generale                                 1,616,067
                                                                                                               ------------
                                                                                                                  4,619,811
                  ---------------------------------------------------------------------------------------------------------
                  Commercial Services &                   1,954  Societe BIC SA                                     116,649
                  Supplies - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Communications                         56,865  Alcatel SA (a)                                     624,414
                  Equipment - 0.1%
                  ---------------------------------------------------------------------------------------------------------
                  Construction &                          7,294  Vinci SA                                           607,539
                  Engineering - 0.1%
                  ---------------------------------------------------------------------------------------------------------
                  Construction                            1,192  Imerys SA                                           82,185
                  Materials - 0.2%                        8,850  Lafarge SA                                         807,321
                                                                                                               ------------
                                                                                                                    889,506
                  ---------------------------------------------------------------------------------------------------------
                  Diversified                            65,044  France Telecom SA                                1,902,498
                  Telecommunication
                  Services - 0.5%
                  ---------------------------------------------------------------------------------------------------------
                  Electrical                            289,843  Alstom (a)                                         287,738
                  Equipment - 0.2%                        9,721  Schneider Electric SA                              733,783
                                                                                                               ------------
                                                                                                                  1,021,521
                  ---------------------------------------------------------------------------------------------------------
                  Energy Equipment &                      4,872  Technip SA                                         226,259
                  Services - 0.1%
                  ---------------------------------------------------------------------------------------------------------
                  Food & Staples                         26,539  Carrefour SA                                     1,288,395
                  Retailing - 0.3%                        1,834  Casino Guichard Perrachon SA                       128,891
                                                                                                               ------------
                                                                                                                  1,417,286
                  ---------------------------------------------------------------------------------------------------------
                  Food Products - 0.2%                   11,304  Groupe Danone                                      994,916
                  ---------------------------------------------------------------------------------------------------------
                  Health Care Equipment &                 5,173  Cie Generale d'Optique Essilor
                  Supplies - 0.1%                                International SA                                   353,843
                  ---------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants &                  10,544  Accor SA                                           494,904
                  Leisure - 0.2%                          5,111  Sodexho Alliance SA                                158,466
                                                                                                               ------------
                                                                                                                    653,370

Master International Index Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                         Shares
Country           Industry*                                Held  Common Stocks                                     Value
---------------------------------------------------------------------------------------------------------------------------
                  Household                              11,782  Thomson                                       $    282,426
                  Durables - 0.1%
                  ---------------------------------------------------------------------------------------------------------
                  IT Services - 0.1%                      2,452  Atos Origin (a)                                    155,551
                                                          8,123  Cap Gemini SA (a)                                  258,441
                                                                                                               ------------
                                                                                                                    413,992
                  ---------------------------------------------------------------------------------------------------------
                  Insurance - 0.4%                       66,599  AXA                                              1,666,588
                                                            775  CNP Assurances                                      49,634
                                                         52,526  SCOR                                               105,561
                                                                                                               ------------
                                                                                                                  1,821,783
                  ---------------------------------------------------------------------------------------------------------
                  Media - 0.5%                            6,788  Lagardere S.C.A.                                   503,347
                                                          2,124  PagesJaunes Groupe SA                               49,654
                                                          4,855  Publicis Groupe                                    143,593
                                                          3,105  Societe Television Francaise 1                      82,625
                                                         40,712  Vivendi Universal SA                             1,284,449
                                                          6,053  Vivendi Universal SA (b)                           189,640
                                                                                                               ------------
                                                                                                                  2,253,308
                  ---------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.1%                 24,838  Arcelor                                            487,739
                  ---------------------------------------------------------------------------------------------------------
                  Multi-Utilities - 0.4%                 38,436  Suez SA                                          1,043,728
                                                         12,051  Veolia Environnement                               453,299
                                                                                                               ------------
                                                                                                                  1,497,027
                  ---------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.1%                 2,713  Pinault-Printemps-Redoute                          280,168
                  ---------------------------------------------------------------------------------------------------------
                  Office                                  1,925  Neopost SA                                         169,544
                  Electronics - 0.1%
                  ---------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable                  24,776  Total SA                                         5,828,059
                  Fuels - 1.4%                            4,140  Total SA (a)                                            50
                                                                                                               ------------
                                                                                                                  5,828,109
                  ---------------------------------------------------------------------------------------------------------
                  Personal Products - 0.2%               13,565  L'Oreal SA                                         974,676
                  ---------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.9%                 45,455  Sanofi-Aventis                                   3,736,555
                  ---------------------------------------------------------------------------------------------------------
                  Real Estate - 0.1%                        535  Gecina SA                                           60,754
                                                          1,537  Klepierre                                          146,722
                                                          1,964  Unibail                                            252,277
                                                                                                               ------------
                                                                                                                    459,753
                  ---------------------------------------------------------------------------------------------------------
                  Semiconductors &                       28,134  STMicroelectronics NV                              451,643
                  Semiconductor
                  Equipment - 0.1%
                  ---------------------------------------------------------------------------------------------------------
                  Software - 0.1%                         2,821  Business Objects SA (a)                             75,580
                                                          2,849  Dassault Systemes SA                               138,139
                                                                                                               ------------
                                                                                                                    213,719
                  ---------------------------------------------------------------------------------------------------------
                  Textiles, Apparel &                       189  Hermes International                                38,143
                  Luxury Goods - 0.2%                    10,625  LVMH Moet Hennessy Louis Vuitton SA                821,958
                                                                                                               ------------
                                                                                                                    860,101
                  ---------------------------------------------------------------------------------------------------------
                  Transportation                          2,314  Autoroutes du Sud de la France                     132,509
                  Infrastructure - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Wireless                               10,321  Bouygues                                           428,084
                  Telecommunication
                  Services - 0.1%
                  ---------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in France                   38,325,727
---------------------------------------------------------------------------------------------------------------------------
Germany - 6.3%    Air Freight &                          28,277  Deutsche Post AG                                   661,394
                  Logistics - 0.2%
                  ---------------------------------------------------------------------------------------------------------
                  Airlines - 0.0%                        14,866  Deutsche Lufthansa AG                              182,855
                  ---------------------------------------------------------------------------------------------------------
                  Auto Components - 0.1%                  7,622  Continental AG                                     549,873
                  ---------------------------------------------------------------------------------------------------------
                  Automobiles - 0.5%                     38,817  DaimlerChrysler AG                               1,578,057
                                                          9,403  Volkswagen AG                                      430,534
                                                                                                               ------------
                                                                                                                  2,008,591
                  ---------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                         Shares
Country           Industry*                                Held  Common Stocks                                     Value
---------------------------------------------------------------------------------------------------------------------------
                  Biotechnology - 0.0%                    4,938  Qiagen NV (a)                                 $     57,809
                  ---------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.5%                 23,327  Deutsche Bank AG Registered Shares               1,827,470
                                                          3,609  MLP AG                                              67,505
                                                                                                               ------------
                                                                                                                  1,894,975
                  ---------------------------------------------------------------------------------------------------------
                  Chemicals - 0.7%                       22,046  BASF AG                                          1,467,954
                                                         32,758  Bayer AG                                         1,094,181
                                                          3,872  Linde AG                                           261,665
                                                                                                               ------------
                                                                                                                  2,823,800
                  ---------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.3%                28,262  Bayerische Hypo-und Vereinsbank AG (a)             735,975
                                                         18,868  Commerzbank AG                                     410,253
                                                         15,198  Depfa Bank Plc                                     243,610
                                                                                                               ------------
                                                                                                                  1,389,838
                  ---------------------------------------------------------------------------------------------------------
                  Construction                            2,634  HeidelbergCement AG                                189,705
                  Materials - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Diversified Financial                   6,409  Deutsche Boerse AG                                 502,323
                  Services - 0.1%
                  ---------------------------------------------------------------------------------------------------------
                  Diversified                           116,148  Deutsche Telekom AG                              2,151,410
                  Telecommunication
                  Services - 0.5%
                  ---------------------------------------------------------------------------------------------------------
                  Electric                               25,987  E.ON AG                                          2,318,066
                  Utilities - 0.5%
                  ---------------------------------------------------------------------------------------------------------
                  Electronic Equipment &                  2,386  Epcos AG (a)                                        29,926
                  Instruments - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Food & Staples                          6,372  Metro AG                                           316,363
                  Retailing - 0.1%
                  ---------------------------------------------------------------------------------------------------------
                  Health Care Providers &                 1,654  Celesio AG                                         130,137
                  Services - 0.1%                         1,747  Fresenius Medical Care AG                          149,468
                                                                                                               ------------
                                                                                                                    279,605
                  ---------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants &                   8,795  TUI AG                                             218,171
                  Leisure - 0.1%
                  ---------------------------------------------------------------------------------------------------------
                  Industrial                             33,194  Siemens AG                                       2,424,850
                  Conglomerates - 0.6%                      860  Siemens AG (b)                                      62,479
                                                                                                               ------------
                                                                                                                  2,487,329
                  ---------------------------------------------------------------------------------------------------------
                  Insurance - 0.6%                       14,372  Allianz AG Registered Shares                     1,652,432
                                                          8,375  Muenchener Rueckversicherungs AG
                                                                 Registered Shares                                  893,469
                                                                                                               ------------
                                                                                                                  2,545,901
                  ---------------------------------------------------------------------------------------------------------
                  Machinery - 0.1%                        8,694  MAN AG                                             361,338
                  ---------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.1%                 13,676  ThyssenKrupp AG                                    238,254
                  ---------------------------------------------------------------------------------------------------------
                  Multi-Utilities - 0.3%                 19,392  RWE AG                                           1,253,202
                  ---------------------------------------------------------------------------------------------------------
                  Personal Products - 0.0%                  572  Beiersdorf AG                                       64,229
                  ---------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.2%                  4,588  Altana AG                                          262,894
                                                          2,378  Merck KGaA                                         189,635
                                                          9,424  Schering AG                                        580,500
                                                                                                               ------------
                                                                                                                  1,033,029
                  ---------------------------------------------------------------------------------------------------------
                  Real Estate - 0.0%                      2,589  IVG Immobilien AG                                   48,113
                  ---------------------------------------------------------------------------------------------------------
                  Semiconductors &                       30,054  Infineon Technologies AG (a)                       280,892
                  Semiconductor
                  Equipment - 0.1%
                  ---------------------------------------------------------------------------------------------------------
                  Software - 0.4%                         9,286  SAP AG                                           1,618,979
                  ---------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.0%                 1,160  Douglas Holding AG                                  41,990
                  ---------------------------------------------------------------------------------------------------------
                  Textiles, Apparel &                     2,776  Adidas-Salomon AG                                  465,501
                  Luxury Goods - 0.2%                     1,129  Puma AG Rudolf Dassler Sport                       279,762
                                                                                                               ------------
                                                                                                                    745,263
                  ---------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                         Shares
Country           Industry*                                Held  Common Stocks                                     Value
---------------------------------------------------------------------------------------------------------------------------
                  Thrifts & Mortgage                      5,764  Hypo Real Estate Holding AG                   $    219,744
                  Finance - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Germany                  26,512,967
---------------------------------------------------------------------------------------------------------------------------
Greece - 0.6%     Beverages - 0.1%                        5,327  Coca Cola Hellenic Bottling Co. SA                 145,106
                  ---------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.3%                13,229  Alpha Bank AE                                      352,026
                                                          8,873  EFG Eurobank Ergasias SA                           271,561
                                                          1,938  Emporiki Bank of Greece SA                          57,389
                                                         15,426  National Bank of Greece SA                         528,518
                                                          3,787  Piraeus Bank SA                                     70,880
                                                                                                               ------------
                                                                                                                  1,280,374
                  ---------------------------------------------------------------------------------------------------------
                  Communications                         13,744  Intracom SA                                         69,219
                  Equipment - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Construction &                          9,858  Technical Olympic SA                                59,434
                  Engineering - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Construction                            2,682  Titan Cement Co. SA                                 82,863
                  Materials - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Diversified                             6,542  Hellenic Telecommunications
                  Telecommunication                              Organization SA (a)                                126,563
                  Services - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Electric                                5,616  Public Power Corp.                                 140,604
                  Utilities - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants &                   6,153  OPAP SA                                            177,290
                  Leisure - 0.1%
                  ---------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.0%                  4,057  Viohalco, Hellenic Copper and Aluminum
                                                                 Industry SA                                         26,130
                  ---------------------------------------------------------------------------------------------------------
                  Wireless                               11,074  Cosmote Mobile Telecommunications SA               200,565
                  Telecommunication
                  Services - 0.1%
                  ---------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Greece                    2,308,148
---------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.4%  Airlines - 0.0%                         2,263  Cathay Pacific Airways Ltd.                          4,119
                  ---------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.2%               100,400  BOC Hong Kong Holdings Ltd.                        189,865
                                                         29,739  Bank of East Asia Ltd.                              87,802
                                                         26,153  Hang Seng Bank Ltd.                                356,633
                                                                                                               ------------
                                                                                                                    634,300
                  ---------------------------------------------------------------------------------------------------------
                  Distributors - 0.0%                    52,719  Li & Fung Ltd.                                     109,530
                  ---------------------------------------------------------------------------------------------------------
                  Diversified Financial                  20,000  Hong Kong Exchanges and Clearing Ltd.               51,715
                  Services - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Diversified                            71,195  PCCW Ltd.                                           44,421
                  Telecommunication
                  Services - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Electric                               71,187  CLP Holdings Ltd.                                  408,442
                  Utilities - 0.2%                       56,000  HongKong Electric Holdings                         255,747
                                                                                                               ------------
                                                                                                                    664,189
                  ---------------------------------------------------------------------------------------------------------
                  Electrical                             94,328  Johnson Electric Holdings Ltd.                      86,764
                  Equipment - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.1%                  104,240  Hong Kong & China Gas                              211,878
                  ---------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants &                  24,990  Shangri-La Asia Ltd. (f)                            38,578
                  Leisure - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Household                              16,560  Techtronic Industries Co.                           41,862
                  Durables - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Industrial                             98,176  Hutchison Whampoa Ltd.                             887,250
                  Conglomerates - 0.2%
                  ---------------------------------------------------------------------------------------------------------
                  Media - 0.0%                           34,025  SCMP Group Ltd.                                     14,882
                  ---------------------------------------------------------------------------------------------------------
                  Real Estate - 0.6%                     76,735  Cheung Kong Holdings Ltd.                          747,774
                                                         12,000  Hang Lung Properties Ltd.                           17,676
                                                         32,491  Henderson Land Development Co., Ltd.               155,489

Master International Index Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                         Shares
Country           Industry*                                Held  Common Stocks                                     Value
---------------------------------------------------------------------------------------------------------------------------
                                                         48,485  New World Development Ltd.                    $     59,567
                                                         48,421  Sino Land Co.                                       51,702
                                                         68,324  Sun Hung Kai Properties Ltd.                       674,600
                                                         48,077  Swire Pacific Ltd. Class A                         425,211
                                                         56,107  Wharf Holdings Ltd.                                197,049
                                                                                                               ------------
                                                                                                                  2,329,068
                  ---------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.0%                     24,500  MTR Corp.                                           47,277
                  ---------------------------------------------------------------------------------------------------------
                  Semiconductors &                        5,004  ASM Pacific Technology                              23,432
                  Semiconductor
                  Equipment - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.1%                52,000  Esprit Holdings Ltd.                               376,288
                                                        132,394  Giordano International Ltd.                         91,121
                                                                                                               ------------
                                                                                                                    467,409
                  ---------------------------------------------------------------------------------------------------------
                  Textiles, Apparel &                    65,353  Texwinca Holdings Ltd.                              54,228
                  Luxury Goods - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Transportation                         18,465  Hopewell Holdings                                   47,390
                  Infrastructure - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Wireless                               47,000  Hutchison Telecommunications
                  Telecommunication                              International Ltd.                                  46,557
                  Services - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Hong Kong                 5,804,849
---------------------------------------------------------------------------------------------------------------------------
Ireland - 0.8%    Airlines - 0.1%                        27,680  Ryanair Holdings Plc (a)                           214,135
                  ---------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.4%                39,526  Allied Irish Banks Plc                             846,986
                                                         47,958  Bank of Ireland                                    776,007
                                                                                                               ------------
                                                                                                                  1,622,993
                  ---------------------------------------------------------------------------------------------------------
                  Construction                              936  CRH Plc                                             24,658
                  Materials - 0.2%                       26,953  CRH Plc                                            716,245
                                                                                                               ------------
                                                                                                                    740,903
                  ---------------------------------------------------------------------------------------------------------
                  Food Products - 0.0%                   22,780  Greencore Group Plc                                 97,629
                                                          4,710  Kerry Group Plc                                    116,324
                                                                                                               ------------
                                                                                                                    213,953
                  ---------------------------------------------------------------------------------------------------------
                  Household                              61,080  Waterford Wedgewood Restricted Shares                4,289
                  Durables - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Industrial                              3,189  DCC Plc                                             63,394
                  Conglomerates - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Insurance - 0.0%                       12,684  Irish Life & Permanent Plc                         222,200
                  ---------------------------------------------------------------------------------------------------------
                  Media - 0.1%                           21,817  Independent News & Media Plc                        67,353
                  ---------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.0%                 15,345  Elan Corp. Plc (a)                                 104,963
                  ---------------------------------------------------------------------------------------------------------
                  Trading Companies &                     2,786  Grafton Group Plc                                   32,278
                  Distributors - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Ireland                   3,286,461
---------------------------------------------------------------------------------------------------------------------------
Italy - 3.8%      Aerospace &                           312,371  Finmeccanica SpA                                   292,139
                  Defense - 0.1%
                  ---------------------------------------------------------------------------------------------------------
                  Automobiles - 0.1%                     38,723  Fiat SpA (a)                                       281,562
                  ---------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.1%                 10,234  Banca Fideuram SpA                                  48,605
                                                         22,588  Mediobanca SpA                                     423,593
                                                         17,230  Mediolanum SpA                                     107,844
                                                                                                               ------------
                                                                                                                    580,042
                  ---------------------------------------------------------------------------------------------------------
                  Commercial Banks - 1.1%                13,927  Banca Antonveneta SpA                              450,183
                                                        132,677  Banca Intesa SpA                                   607,969
                                                         36,404  Banca Intesa SpA (RNC)                             155,973
                                                         52,096  Banca Monte dei Paschi di Siena SpA                184,039
                                                         85,292  Banca Nazionale del Lavoro SpA (a)                 294,598

Master International Index Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                         Shares
Country           Industry*                                Held  Common Stocks                                     Value
---------------------------------------------------------------------------------------------------------------------------
                                                         16,065  Banca Popolare di Milano SCRL                 $    158,705
                                                         16,381  Banche Popolari Unite Scrl                         325,240
                                                         13,238  Banco Popolare di Verona e Novara Scrl             225,655
                                                         72,957  Capitalia SpA                                      408,683
                                                         53,193  Sanpaolo IMI SpA                                   731,565
                                                        179,778  UniCredito Italiano SpA                            950,690
                                                                                                               ------------
                                                                                                                  4,493,300
                  ---------------------------------------------------------------------------------------------------------
                  Construction                            5,565  Italcementi SpA                                     86,978
                  Materials - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Diversified Financial                   4,347  FinecoGroup SpA                                     39,139
                  Services - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Diversified                           444,029  Telecom Italia SpA                               1,389,068
                  Telecommunication                     258,085  Telecom Italia SpA (RNC)                           671,771
                  Services - 0.5%                                                                              ------------
                                                                                                                  2,060,839
                  ---------------------------------------------------------------------------------------------------------
                  Electric                              167,101  Enel SpA                                         1,456,570
                  Utilities - 0.4%                       21,454  Terna SpA                                           55,635
                                                                                                               ------------
                                                                                                                  1,512,205
                  ---------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.1%                   45,149  Snam Rete Gas SpA                                  241,815
                  ---------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants &                   4,473  Autogrill SpA                                       59,043
                  Leisure - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Independent Power                      16,589  Edison SpA                                          36,954
                  Producers & Energy
                  Traders - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Industrial                            119,974  Pirelli & C SpA                                    125,203
                  Conglomerates - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Insurance - 0.4%                       23,052  Alleanza Assicurazioni SpA                         250,614
                                                         40,590  Assicurazioni Generali SpA                       1,267,823
                                                         16,268  Riunione Adriatica di Sicurta SpA                  316,891
                                                                                                               ------------
                                                                                                                  1,835,328
                  ---------------------------------------------------------------------------------------------------------
                  Internet Software &                    47,870  Telecom Italia Media SpA (a)                        23,100
                  Services - 0.0%                         2,170  Tiscali SpA (a)                                      6,192
                                                                                                               ------------
                                                                                                                     29,292
                  ---------------------------------------------------------------------------------------------------------
                  Media - 0.1%                            5,198  Arnoldo Mondadori Editore SpA                       49,557
                                                         13,547  Gruppo Editoriale L'Espresso SpA                    74,082
                                                         26,201  Mediaset SpA                                       308,956
                                                        171,874  Seat Pagine Gialle SpA                              71,788
                                                                                                               ------------
                                                                                                                    504,383
                  ---------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.0%                 5,245  Rinascente SpA (a)                                   3,175
                                                          5,245  Rozzano                                                  0
                                                                                                               ------------
                                                                                                                      3,175
                  ---------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable                 101,171  ENI SpA                                          2,610,114
                  Fuels - 0.7%                            1,875  ENI SpA (b)                                        240,375
                                                                                                               ------------
                                                                                                                  2,850,489
                  ---------------------------------------------------------------------------------------------------------
                  Textiles, Apparel &                     5,296  Benetton Group SpA                                  48,857
                  Luxury Goods - 0.1%                     9,894  Bulgari SpA                                        110,978
                                                          4,858  Luxottica Group SpA                                100,748
                                                                                                               ------------
                                                                                                                    260,583
                  ---------------------------------------------------------------------------------------------------------
                  Transportation                         17,309  Autostrade SpA                                     460,176
                  Infrastructure - 0.1%
                  ---------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Italy                    15,752,645
---------------------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                         Shares
Country           Industry*                                Held  Common Stocks                                     Value
---------------------------------------------------------------------------------------------------------------------------
Japan - 20.2%     Air Freight &                          23,000  Yamato Transport Co., Ltd.                    $    319,646
                  Logistics - 0.1%
                  ---------------------------------------------------------------------------------------------------------
                  Airlines - 0.0%                        28,000  Japan Airlines Corp.                                75,553
                  ---------------------------------------------------------------------------------------------------------
                  Auto Components - 0.5%                  9,900  Aisin Seiki Co., Ltd.                              214,868
                                                         26,000  Bridgestone Corp.                                  500,948
                                                         20,600  Denso Corp.                                        469,407
                                                          1,000  NGK Spark Plug Co., Ltd.                            11,542
                                                          7,000  NOK Corp.                                          195,831
                                                         29,000  Sanden Corp.                                       122,218
                                                          7,000  Stanley Electric Co., Ltd.                         113,708
                                                          1,000  Toyoda Gosei Co., Ltd.                              16,118
                                                          8,000  Toyota Industries Corp.                            218,753
                                                                                                               ------------
                                                                                                                  1,863,393
                  ---------------------------------------------------------------------------------------------------------
                  Automobiles - 1.7%                     32,400  Honda Motor Co., Ltd.                            1,599,386
                                                         89,500  Nissan Motor Co., Ltd.                             886,842
                                                        126,200  Toyota Motor Corp.                               4,521,379
                                                          9,000  Yamaha Motor Co., Ltd.                             165,283
                                                                                                               ------------
                                                                                                                  7,172,890
                  ---------------------------------------------------------------------------------------------------------
                  Beverages - 0.1%                        9,000  Asahi Breweries Ltd.                               107,373
                                                         25,000  Kirin Brewery Co., Ltd.                            242,307
                                                         27,000  Sapporo Holdings Ltd.                              130,358
                                                         13,000  Takara Holdings, Inc.                               81,067
                                                                                                               ------------
                                                                                                                    561,105
                  ---------------------------------------------------------------------------------------------------------
                  Building Products - 0.3%               36,000  Asahi Glass Co., Ltd.                              378,811
                                                          2,000  Central Glass Co., Ltd.                             12,508
                                                         12,000  Daikin Industries Ltd.                             300,514
                                                         11,000  JS Group Corp.                                     186,427
                                                         24,000  Nippon Sheet Glass Co., Ltd.                        93,999
                                                         30,000  Sanwa Shutter Corp.                                172,999
                                                          9,000  Toto Ltd.                                           71,230
                                                                                                               ------------
                                                                                                                  1,216,488
                  ---------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.4%                 43,000  Daiwa Securities Group, Inc.                       266,203
                                                          1,100  Jafco Co., Ltd.                                     58,569
                                                         56,000  Nikko Cordial Corp.                                246,620
                                                         90,000  Nomura Holdings, Inc.                            1,077,791
                                                                                                               ------------
                                                                                                                  1,649,183
                  ---------------------------------------------------------------------------------------------------------
                  Chemicals - 1.0%                       53,000  Asahi Kasei Corp.                                  252,540
                                                          3,000  Daicel Chemical Industries Ltd.                     15,811
                                                         30,000  Dainippon Ink and Chemicals, Inc.                   96,110
                                                          3,000  Denki Kagaku Kogyo Kabushiki Kaisha                 10,802
                                                          2,500  Hitachi Chemical Co., Ltd.                          45,912
                                                         63,000  Ishihara Sangyo Kaisha Ltd.                        139,292
                                                          4,000  JSR Corp.                                           84,469
                                                         13,000  Kaneka Corp.                                       146,061
                                                         25,000  Kuraray Co., Ltd.                                  237,118
                                                         42,000  Mitsubishi Chemical Corp.                          123,184
                                                         18,000  Mitsubishi Gas Chemical Co., Inc.                   92,266
                                                         49,000  Mitsubishi Rayon Co., Ltd.                         203,411
                                                         13,000  Mitsui Chemicals, Inc.                              76,374
                                                         31,000  Nippon Kayaku Co., Ltd.                            186,599

Master International Index Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                         Shares
Country           Industry*                                Held  Common Stocks                                     Value
---------------------------------------------------------------------------------------------------------------------------
                                                         12,000  Nissan Chemical Industries Ltd.               $    129,302
                                                          7,910  Nitto Denko Corp.                                  453,999
                                                         19,500  Shin-Etsu Chemical Co., Ltd.                       740,863
                                                         18,000  Showa Denko KK                                      42,722
                                                         14,000  Sumitomo Bakelite Co., Ltd.                         90,714
                                                         54,000  Sumitomo Chemical Co., Ltd.                        248,534
                                                         52,000  Teijin Ltd.                                        241,675
                                                         49,000  Toray Industries, Inc.                             232,596
                                                         38,000  Tosoh Corp.                                        158,090
                                                         57,000  Ube Industries Ltd.                                116,253
                                                                                                               ------------
                                                                                                                  4,164,697
                  ---------------------------------------------------------------------------------------------------------
                  Commercial Banks - 1.9%                12,000  The 77 Bank Ltd.                                    73,964
                                                         31,000  The Bank of Fukuoka Ltd.                           183,801
                                                         41,000  The Bank of Yokohama Ltd.                          237,172
                                                         31,000  The Chiba Bank Ltd.                                204,503
                                                         13,000  The Gunma Bank Ltd.                                 78,251
                                                         46,000  Hokuhoku Financial Group, Inc.                     141,143
                                                         23,000  The Joyo Bank Ltd.                                 112,499
                                                            202  Mitsubishi Tokyo Financial Group, Inc.           1,715,387
                                                         23,000  Mitsui Trust Holdings, Inc.                        236,621
                                                            367  Mizuho Financial Group, Inc.                     1,662,612
                                                        223,000  Resona Holdings, Inc.                              416,578
                                                         69,000  Shinsei Bank Ltd.                                  372,367
                                                         26,000  The Shizuoka Bank Ltd.                             223,608
                                                            169  Sumitomo Mitsui Financial Group, Inc.            1,143,850
                                                         48,000  The Sumitomo Trust & Banking Co., Ltd.             292,392
                                                          4,000  Suruga Bank Ltd.                                    32,632
                                                            176  UFJ Holdings, Inc.                                 918,040
                                                                                                               ------------
                                                                                                                  8,045,420
                  ---------------------------------------------------------------------------------------------------------
                  Commercial Services &                  26,000  Dai Nippon Printing Co., Ltd.                      419,294
                  Supplies - 0.3%                         5,000  Kokuyo Co., Ltd.                                    67,503
                                                            500  Meitec Corp.                                        15,387
                                                         12,000  Secom Co., Ltd.                                    516,560
                                                         15,000  Toppan Printing Co., Ltd.                          159,056
                                                                                                               ------------
                                                                                                                  1,177,800
                  ---------------------------------------------------------------------------------------------------------
                  Communications                          8,000  Uniden Corp.                                       126,776
                  Equipment - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Computers &                            84,000  Fujitsu Ltd.                                       441,188
                  Peripherals - 0.4%                     13,000  Mitsumi Electric Company, Ltd.                     134,094
                                                         84,000  NEC Corp.                                          454,833
                                                          4,300  Seiko Epson Corp.                                  143,579
                                                        151,000  Toshiba Corp.                                      602,310
                                                                                                               ------------
                                                                                                                  1,776,004
                  ---------------------------------------------------------------------------------------------------------
                  Construction &                          9,457  COMSYS Holdings Corp.                               87,478
                  Engineering - 0.3%                     15,000  Chiyoda Corp.                                      186,129
                                                         16,000  JGC Corp.                                          196,950
                                                         46,000  Kajima Corp.                                       170,201
                                                          9,000  Kinden Corp.                                        66,600

Master International Index Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                         Shares
Country           Industry*                                Held  Common Stocks                                     Value
---------------------------------------------------------------------------------------------------------------------------
                                                         41,000  Nishimatsu Construction Co., Ltd.             $    148,001
                                                         25,000  Obayashi Corp.                                     134,690
                                                         15,000  Okumura Corp.                                       84,875
                                                         16,000  Shimizu Corp.                                       74,650
                                                         54,000  Taisei Corp.                                       182,258
                                                          3,000  Toda Corp.                                          12,833
                                                                                                               ------------
                                                                                                                  1,344,665
                  ---------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.1%          34,000  Sumitomo Osaka Cement Co., Ltd.                     90,515
                                                         47,000  Taiheiyo Cement Corp.                              125,548
                                                                                                               ------------
                                                                                                                    216,063
                  ---------------------------------------------------------------------------------------------------------
                  Consumer Finance - 0.5%                 3,100  Acom Co., Ltd.                                     198,908
                                                            500  Aeon Credit Service Co., Ltd.                       31,315
                                                          2,775  Aiful Corp.                                        207,105
                                                          8,200  Credit Saison Co., Ltd.                            273,062
                                                          4,100  ORIX Corp.                                         615,685
                                                          3,550  Promise Co., Ltd.                                  227,782
                                                          5,620  Takefuji Corp.                                     380,381
                                                                                                               ------------
                                                                                                                  1,934,238
                  ---------------------------------------------------------------------------------------------------------
                  Containers & Packaging - 0.0%           5,000  Toyo Seikan Kaisha Ltd.                             79,099
                  ---------------------------------------------------------------------------------------------------------
                  Diversified Consumer Services - 0.0%    2,000  Benesse Corp.                                       64,254
                  ---------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication             239  Nippon Telegraph & Telephone Corp.               1,024,501
                  Services - 0.2%
                  ---------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.8%              26,500  Chubu Electric Power Co., Inc.                     636,134
                                                          6,000  Hokkaido Electric Power Co., Inc.                  122,913
                                                         28,200  The Kansai Electric Power Co., Inc.                567,512
                                                         16,400  Kyushu Electric Power Co., Inc.                    356,683
                                                         17,600  Tohoku Electric Power Co., Inc.                    375,634
                                                         57,300  The Tokyo Electric Power Co., Inc.               1,367,733
                                                                                                               ------------
                                                                                                                  3,426,609
                  ---------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.2%            21,000  Fujikura Ltd.                                      102,716
                                                         30,000  Furukawa Electric Co., Ltd.                        116,415
                                                         13,873  Matsushita Electric Works Ltd.                     115,681
                                                         68,000  Mitsubishi Electric Corp.                          360,834
                                                         29,000  Sumitomo Electric Industries Ltd.                  297,302
                                                          3,000  Ushio, Inc.                                         53,470
                                                                                                               ------------
                                                                                                                  1,046,418
                  ---------------------------------------------------------------------------------------------------------
                  Electronic Equipment &                 12,000  Alps Electric Co., Ltd.                            183,882
                  Instruments - 1.0%                     19,000  Anritsu Corp.                                      116,082
                                                          4,000  Citizen Watch Co., Ltd.                             36,242
                                                         15,000  Dainippon Screen Manufacturing Co., Ltd.           101,119
                                                          1,500  Hirose Electric Co., Ltd.                          165,283
                                                        129,000  Hitachi Ltd.                                       784,640
                                                          4,200  Hoya Corp.                                         485,155
                                                          1,000  Keyence Corp.                                      224,348
                                                          8,900  Kyocera Corp.                                      681,094
                                                          1,200  Mabuchi Motor Co., Ltd.                             69,200
                                                          8,400  Murata Manufacturing Co., Ltd.                     428,301

Master International Index Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                         Shares
Country           Industry*                                Held  Common Stocks                                     Value
---------------------------------------------------------------------------------------------------------------------------
                                                          1,900  Nidec Corp.                                   $    201,300
                                                         33,000  Oki Electric Industry Co., Ltd.                    116,443
                                                         10,000  Omron Corp.                                        220,648
                                                          6,200  TDK Corp.                                          422,994
                                                          3,000  Yokogawa Electric Corp.                             37,118
                                                                                                               ------------
                                                                                                                  4,273,849
                  ---------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.5%        32,000  Aeon Co., Ltd.                                     488,331
                                                          3,900  FamilyMart Co., Ltd.                               111,921
                                                         18,000  Ito-Yokado Co., Ltd.                               597,780
                                                          2,400  Lawson, Inc.                                        83,819
                                                          3,200  Matsumotokiyoshi Co., Ltd.                          87,212
                                                         19,000  Seven-Eleven Japan Co., Ltd.                       528,111
                                                          4,000  UNY Co., Ltd.                                       45,519
                                                                                                               ------------
                                                                                                                  1,942,693
                  ---------------------------------------------------------------------------------------------------------
                  Food Products - 0.2%                   32,000  Ajinomoto Co., Inc.                                356,647
                                                          4,700  Ariake Japan Co., Ltd.                             108,158
                                                          3,000  Kikkoman Corp.                                      26,559
                                                         40,000  Nichirei Corp.                                     155,943
                                                          2,000  Nippon Meat Packers, Inc.                           23,265
                                                         11,000  Nisshin Seifun Group, Inc.                         114,259
                                                          5,300  Nissin Food Products Co., Ltd.                     136,075
                                                          3,000  Yakult Honsha Co., Ltd.                             54,147
                                                          7,000  Yamazaki Baking Co., Ltd.                           60,455
                                                                                                               ------------
                                                                                                                  1,035,508
                  ---------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.1%                   86,000  Osaka Gas Co., Ltd.                                270,860
                                                         93,000  Tokyo Gas Co., Ltd.                                348,299
                                                                                                               ------------
                                                                                                                    619,159
                  ---------------------------------------------------------------------------------------------------------
                  Health Care Equipment &                 6,000  Olympus Corp.                                      115,333
                  Supplies - 0.1%                         5,600  Terumo Corp.                                       161,718
                                                                                                               ------------
                                                                                                                    277,051
                  ---------------------------------------------------------------------------------------------------------
                  Health Care Providers &                   200  Nichii Gakkan Co.                                    4,873
                  Services - 0.1%                         1,000  Suzuken Co., Ltd.                                   25,223
                                                                                                               ------------
                                                                                                                     30,096
                  ---------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.0%    1,900  Oriental Land Co., Ltd.                            112,824
                                                          2,000  Skylark Co., Ltd.                                   30,467
                                                                                                               ------------
                                                                                                                    143,291
                  ---------------------------------------------------------------------------------------------------------
                  Household Durables - 1.1%               2,000  Casio Computer Co., Ltd.                            26,171
                                                          2,000  Daito Trust Construction Co., Ltd.                  74,903
                                                         13,000  Daiwa House Industry Co., Ltd.                     149,111
                                                          1,000  Makita Corp.                                        19,673
                                                         97,000  Matsushita Electric Industrial Co., Ltd.         1,473,251
                                                         11,800  Pioneer Corp.                                      178,794
                                                         41,000  Sanyo Electric Co., Ltd.                           104,711
                                                         20,000  Sekisui Chemical Co., Ltd.                         137,894
                                                         24,000  Sekisui House Ltd.                                 242,794
                                                         43,000  Sharp Corp.                                        672,882
                                                         42,800  Sony Corp.                                       1,475,463
                                                                                                               ------------
                                                                                                                  4,555,647
                  ---------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                         Shares
Country           Industry*                                Held  Common Stocks                                     Value
---------------------------------------------------------------------------------------------------------------------------
                  Household Products - 0.2%              28,000  Kao Corp.                                     $    660,771
                                                          2,400  Uni-Charm Corp.                                     96,598
                                                                                                               ------------
                                                                                                                    757,369
                  ---------------------------------------------------------------------------------------------------------
                  IT Services - 0.2%                      3,100  CSK Corp.                                          121,974
                                                            400  Itochu Techno-Science Corp.                         14,042
                                                             47  NET One Systems Co., Ltd.                          121,307
                                                             57  NTT Data Corp.                                     194,955
                                                          1,500  Nomura Research Institute Ltd.                     149,986
                                                            100  Obic Co., Ltd.                                      16,993
                                                            400  TIS, Inc.                                           13,681
                                                                                                               ------------
                                                                                                                    632,938
                  ---------------------------------------------------------------------------------------------------------
                  Independent Power Producers & Energy    7,800  Electric Power Development Co.                     225,954
                  Traders - 0.1%
                  ---------------------------------------------------------------------------------------------------------
                  Insurance - 0.5%                           64  Millea Holdings, Inc.                              860,572
                                                         70,000  Mitsui Sumitomo Insurance Co., Ltd.                631,080
                                                         29,000  Sompo Japan Insurance, Inc.                        293,114
                                                          7,250  T&D Holdings, Inc.                                 341,531
                                                                                                               ------------
                                                                                                                  2,126,297
                  ---------------------------------------------------------------------------------------------------------
                  Internet & Catalog Retail - 0.0%          130  Rakuten, Inc.                                      104,296
                  ---------------------------------------------------------------------------------------------------------
                  Internet Software & Services - 0.2%       201  eAccess Ltd.                                       135,500
                                                         12,000  Softbank Corp.                                     471,077
                                                            124  Yahoo! Japan Corp.                                 260,735
                                                                                                               ------------
                                                                                                                    867,312
                  ---------------------------------------------------------------------------------------------------------
                  Leisure Equipment & Products - 0.3%     2,100  Bandai Co., Ltd.                                    42,451
                                                         24,000  Fuji Photo Film Co., Ltd.                          773,215
                                                          6,000  Nikon Corp.                                         68,008
                                                          1,400  Sankyo Co., Ltd. (Gunma)                            65,193
                                                          2,732  Sega Sammy Holdings, Inc.                          167,653
                                                          3,500  Shimano, Inc.                                       99,495
                                                          6,600  Yamaha Corp.                                       103,041
                                                                                                               ------------
                                                                                                                  1,319,056
                  ---------------------------------------------------------------------------------------------------------
                  Machinery - 0.7%                       20,000  Amada Co., Ltd.                                    136,269
                                                         15,000  Amano Corp.                                        178,955
                                                         22,000  Ebara Corp.                                         84,776
                                                          8,200  Fanuc Ltd.                                         521,704
                                                          5,000  Hino Motors Ltd.                                    29,014
                                                         92,000  Ishikawajima-Harima Heavy Industries
                                                                 Co., Ltd.                                          133,670
                                                         26,000  Kawasaki Heavy Industries Ltd.                      49,977
                                                         39,000  Komatsu Ltd.                                       303,032
                                                          8,000  Koyo Seiko Co., Ltd. (f)                           107,210
                                                         47,000  Kubota Corp.                                       257,883
                                                          3,000  Kurita Water Industries Ltd.                        46,377
                                                         25,000  Minebea Co., Ltd.                                  101,074
                                                        101,000  Mitsubishi Heavy Industries Ltd.                   264,326
                                                         50,000  Mitsui Engineering & Shipbuilding Co., Ltd.         97,915
                                                          3,000  NGK Insulators Ltd.                                 29,266
                                                         14,000  NSK Ltd.                                            71,889
                                                         15,000  NTN Corp.                                           80,679

Master International Index Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                         Shares
Country           Industry*                                Held  Common Stocks                                     Value
---------------------------------------------------------------------------------------------------------------------------
                                                          1,400  SMC Corp.                                     $    152,874
                                                         32,000  Sumitomo Heavy Industries Ltd.                     153,921
                                                          3,700  THK Co., Ltd.                                       76,464
                                                          9,000  Takuma Co., Ltd.                                    63,920
                                                                                                               ------------
                                                                                                                  2,941,195
                  ---------------------------------------------------------------------------------------------------------
                  Marine - 0.2%                          29,000  Kawasaki Kisen Kaisha Ltd.                         172,205
                                                         50,000  Mitsui OSK Lines Ltd.                              309,088
                                                         49,000  Nippon Yusen Kabushiki Kaisha                      282,123
                                                                                                               ------------
                                                                                                                    763,416
                  ---------------------------------------------------------------------------------------------------------
                  Media - 0.1%                              600  Asatsu-DK, Inc.                                     16,731
                                                             33  Dentsu, Inc.                                        81,599
                                                             64  Fuji Television Network, Inc.                      124,177
                                                          5,000  Toho Co., Ltd.                                      72,196
                                                          4,000  Tokyo Broadcasting System, Inc.                     66,276
                                                                                                               ------------
                                                                                                                    360,979
                  ---------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.6%                 40,000  DAIDO STEEL CO. LTD.                               180,489
                                                          7,000  Dowa Mining Co., Ltd.                               46,747
                                                         27,600  JFE Holdings, Inc.                                 682,465
                                                         54,000  Kobe Steel Ltd.                                    101,850
                                                         10,000  Mitsubishi Materials Corp.                          23,644
                                                         22,000  Mitsui Mining & Smelting Co., Ltd.                 103,438
                                                        323,000  Nippon Steel Corp.                                 752,044
                                                         40,000  Nisshin Steel Co., Ltd.                            100,713
                                                        208,000  Sumitomo Metal Industries Ltd.                     356,647
                                                         32,000  Sumitomo Metal Mining Co., Ltd.                    219,764
                                                                                                               ------------
                                                                                                                  2,567,801
                  ---------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.0%                 9,000  Daimaru, Inc.                                       79,921
                                                          6,000  Hankyu Department Stores                            38,011
                                                          1,000  Isetan Co., Ltd.                                    12,571
                                                          7,000  Marui Co., Ltd.                                     94,441
                                                         16,000  Mitsukoshi Ltd.                                     72,196
                                                          1,800  Ryohin Keikaku Co., Ltd.                            89,017
                                                          4,000  Takashimaya Co., Ltd.                               35,845
                                                                                                               ------------
                                                                                                                    422,002
                  ---------------------------------------------------------------------------------------------------------
                  Office Electronics - 0.6%              31,900  Canon, Inc.                                      1,681,220
                                                         26,000  Konica Minolta Holdings, Inc.                      243,083
                                                         37,000  Ricoh Co., Ltd.                                    578,657
                                                                                                               ------------
                                                                                                                  2,502,960
                  ---------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.2%     21,000  Nippon Mining Holdings, Inc.                       119,204
                                                         66,000  Nippon Oil Corp.                                   448,497
                                                          6,000  Showa Shell Sekiyu KK                               60,103
                                                         17,000  Teikoku Oil Co., Ltd.                              126,721
                                                         10,000  TonenGeneral Sekiyu KK                             108,293
                                                                                                               ------------
                                                                                                                    862,818
                  ---------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.1%             39  Nippon Paper Group, Inc.                           143,245
                                                         31,000  OJI Paper Co., Ltd.                                161,980
                                                                                                               ------------
                                                                                                                    305,225
                  ---------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                         Shares
Country           Industry*                                Held  Common Stocks                                     Value
---------------------------------------------------------------------------------------------------------------------------
                  Personal Products - 0.1%                6,100  Aderans Co., Ltd.                             $    144,504
                                                         10,000  Shiseido Co., Ltd.                                 126,342
                                                                                                               ------------
                                                                                                                    270,846
                  ---------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 1.1%                 17,300  Chugai Pharmaceutical Co., Ltd.                    267,283
                                                         14,100  Daiichi Pharmaceutical Co., Ltd.                   312,386
                                                         10,000  Eisai Co., Ltd.                                    336,612
                                                         11,000  Kaken Pharmaceutical Co., Ltd.                      75,643
                                                         11,000  Kyowa Hakko Kogyo Co., Ltd.                         71,374
                                                         15,100  Sankyo Co., Ltd.                                   290,254
                                                          5,500  Santen Pharmaceutical Co., Ltd.                    125,575
                                                         18,000  Shionogi & Co., Ltd.                               232,452
                                                          7,000  Taisho Pharmaceutical Co., Ltd.                    136,450
                                                         38,000  Takeda Pharmaceutical Co., Ltd.                  1,886,111
                                                         27,600  Yamanouchi Pharmaceutical Co., Ltd.                943,994
                                                                                                               ------------
                                                                                                                  4,678,134
                  ---------------------------------------------------------------------------------------------------------
                  Real Estate - 0.5%                         27  Japan Prime Realty Investment Corp.                 79,921
                                                             14  Japan Real Estate Investment Corp. (f)             119,015
                                                             13  Japan Retail Fund Investment Corp.                 111,569
                                                          2,300  Leopalace21 Corp.                                   38,254
                                                         54,000  Mitsubishi Estate Co., Ltd.                        595,019
                                                         41,000  Mitsui Fudosan Co., Ltd.                           460,653
                                                             16  Nippon Building Fund, Inc.                         144,391
                                                             24  Nomura Real Estate Office Fund, Inc.               182,366
                                                         24,000  Sumitomo Realty & Development Co., Ltd.            269,434
                                                         24,000  Tokyo Tatemono Co., Ltd.                           161,357
                                                         26,000  Tokyu Land Corp.                                   122,715
                                                                                                               ------------
                                                                                                                  2,284,694
                  ---------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.7%                         41  Central Japan Railway Co.                          317,092
                                                            175  East Japan Railway Co.                             900,189
                                                         15,000  Keihin Electric Express Railway Co., Ltd.           91,779
                                                         19,000  Keio Electric Railway Co., Ltd.                    102,707
                                                         38,000  Keisei Electric Railway Co., Ltd.                  190,326
                                                         72,000  Kintetsu Corp. (f)                                 219,619
                                                         37,000  Nippon Express Co., Ltd.                           160,942
                                                         25,000  Odakyu Electric Railway Co., Ltd.                  132,208
                                                         42,000  Tobu Railway Co., Ltd.                             152,369
                                                         41,000  Tokyu Corp.                                        184,261
                                                             98  West Japan Railway Co.                             336,071
                                                                                                               ------------
                                                                                                                  2,787,563
                  ---------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor          3,500  Advantest Corp.                                    258,686
                  Equipment - 0.3%                        2,100  Elpida Memory, Inc.                                 67,846
                                                          1,200  NEC Electronics Corp.                               54,147
                                                          4,000  Rohm Co., Ltd.                                     386,247
                                                          8,000  Sanken Electric Co., Ltd.                          104,467
                                                          9,200  Tokyo Electron Ltd.                                487,357
                                                                                                               ------------
                                                                                                                  1,358,750
                  ---------------------------------------------------------------------------------------------------------
                  Software - 0.3%                         4,400  Fuji Soft ABC, Inc.                                140,565
                                                          7,300  Hitachi Software Engineering Co., Ltd.             124,181

Master International Index Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                         Shares
Country           Industry*                                Held  Common Stocks                                     Value
---------------------------------------------------------------------------------------------------------------------------
                                                          3,600  Konami Corp.                                  $     76,022
                                                          9,000  Namco Ltd.                                         119,881
                                                          5,400  Nintendo Co., Ltd.                                 565,292
                                                            900  Oracle Corp. Japan                                  34,031
                                                          5,500  Trend Micro, Inc.                                  196,056
                                                                                                               ------------
                                                                                                                  1,256,028
                  ---------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.2%                 2,800  Aoyama Trading Co., Ltd.                            70,625
                                                          4,500  Autobacs Seven Co., Ltd.                           151,476
                                                          3,500  Fast Retailing Co., Ltd.                           181,933
                                                            600  Shimachu Co., Ltd.                                  15,107
                                                            600  Shimamura Co., Ltd.                                 50,681
                                                            700  USS Co., Ltd.                                       44,662
                                                          4,200  Yamada Denki Co., Ltd. (f)                         241,819
                                                                                                               ------------
                                                                                                                    756,303
                  ---------------------------------------------------------------------------------------------------------
                  Textiles, Apparel &                    36,000  Gunze Ltd.                                         161,790
                  Luxury Goods - 0.1%                     1,000  Nisshinbo Industries, Inc.                           8,194
                                                          8,000  Onward Kashiyama Co., Ltd.                         101,363
                                                          2,000  Toyobo Co., Ltd.                                     4,675
                                                          5,000  Wacoal Corp.                                        63,352
                                                          1,600  World Co., Ltd.                                     56,024
                                                                                                               ------------
                                                                                                                    395,398
                  ---------------------------------------------------------------------------------------------------------
                  Tobacco - 0.2%                             49  Japan Tobacco, Inc.                                654,453
                  ---------------------------------------------------------------------------------------------------------
                  Trading Companies &                    53,000  Itochu Corp.                                       268,324
                  Distributors - 0.5%                    80,000  Marubeni Corp.                                     275,065
                                                         58,000  Mitsubishi Corp.                                   789,315
                                                         47,000  Mitsui & Co., Ltd.                                 445,357
                                                         23,100  Sojitz Holdings Corp.                               99,855
                                                         38,000  Sumitomo Corp.                                     304,864
                                                                                                               ------------
                                                                                                                  2,182,780
                  ---------------------------------------------------------------------------------------------------------
                  Transportation                          2,000  Kamigumi Co., Ltd.                                  15,450
                  Infrastructure - 0.0%                   8,000  Mitsubishi Logistics Corp.                          81,942
                                                                                                               ------------
                                                                                                                     97,392
                  ---------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication                115  KDDI Corp.                                         532,398
                  Services - 0.4%                           685  NTT DoCoMo, Inc.                                 1,013,807
                                                                                                               ------------
                                                                                                                  1,546,205
                  ---------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Japan                    85,190,260
---------------------------------------------------------------------------------------------------------------------------
Netherlands -     Air Freight & Logistics - 0.1%         18,370  TNT NV                                             465,922
4.7%              ---------------------------------------------------------------------------------------------------------
                  Beverages - 0.1%                       11,714  Heineken NV                                        362,198
                  ---------------------------------------------------------------------------------------------------------
                  Chemicals - 0.2%                       11,211  Akzo Nobel NV                                      442,197
                                                          5,120  DSM NV                                             350,838
                                                                                                               ------------
                                                                                                                    793,035
                  ---------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.5%                82,104  ABN AMRO Holding NV                              2,022,780
                  ---------------------------------------------------------------------------------------------------------
                  Commercial Services &                   1,086  Randstad Holdings NV                                37,550
                  Supplies - 0.0%                         7,896  Vedior NV                                          111,462
                                                                                                               ------------
                                                                                                                    149,012
                  ---------------------------------------------------------------------------------------------------------
                  Diversified Financial                   6,281  Euronext NV                                        212,839
                  Services - 0.6%                        81,060  ING Groep NV CVA                                 2,293,429
                                                                                                               ------------
                                                                                                                  2,506,268
                  ---------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                         Shares
Country           Industry*                                Held  Common Stocks                                     Value
---------------------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication         105,076  Royal KPN NV                                  $    882,842
                  Services - 0.2%
                  ---------------------------------------------------------------------------------------------------------
                  Energy Equipment &                        228  IHC Caland NV                                       15,651
                  Services - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.1%        70,445  Koninklijke Ahold NV (a)                           579,935
                  ---------------------------------------------------------------------------------------------------------
                  Food Products - 0.5%                    6,433  Royal Numico NV                                    257,632
                                                         27,472  Unilever NV                                      1,784,350
                                                                                                               ------------
                                                                                                                  2,041,982
                  ---------------------------------------------------------------------------------------------------------
                  Household Durables - 0.4%              61,680  Koninklijke Philips Electronics NV               1,560,668
                  ---------------------------------------------------------------------------------------------------------
                  IT Services - 0.0%                      3,377  Getronics NV                                        39,906
                  ---------------------------------------------------------------------------------------------------------
                  Insurance - 0.2%                       60,535  Aegon NV                                           784,903
                  ---------------------------------------------------------------------------------------------------------
                  Media - 0.2%                           39,460  Reed Elsevier NV                                   550,338
                                                         10,501  VNU NV                                             293,291
                                                          8,647  Wolters Kluwer NV                                  165,612
                                                                                                               ------------
                                                                                                                  1,009,241
                  ---------------------------------------------------------------------------------------------------------
                  Office Electronics - 0.0%                 194  OCE NV                                               2,861
                  ---------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable                  89,924  Royal Dutch Petroleum Co.                        5,878,809
                  Fuels - 1.4%
                  ---------------------------------------------------------------------------------------------------------
                  Real Estate - 0.1%                      1,655  Corio NV                                            92,508
                                                          1,648  Rodamco Europe NV                                  135,172
                                                            332  Wereldhave NV                                       35,431
                                                                                                               ------------
                                                                                                                    263,111
                  ---------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor         24,471  ASML Holding NV (a)                                385,729
                  Equipment - 0.1%
                  ---------------------------------------------------------------------------------------------------------
                  Trading Companies &                    30,280  Hagemeyer NV (a)                                    71,851
                  Distributors - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in the Netherlands          19,816,704
---------------------------------------------------------------------------------------------------------------------------
New               Commercial Services &                  23,708  Waste Management NZ Ltd.                           111,018
Zealand - 0.2%    Supplies - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.0%          20,926  Fletcher Building Ltd.                             100,611
                  ---------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication          68,034  Telecom Corp. of New Zealand Ltd.                  284,501
                  Services - 0.1%
                  ---------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.1%              22,289  Contact Energy Ltd.                                119,416
                  ---------------------------------------------------------------------------------------------------------
                  Health Care Equipment &                45,575  Fisher & Paykel Healthcare Corp.                   103,378
                  Supplies - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Household Durables - 0.0%              30,232  Fisher & Paykel Appliances Holdings Ltd.            70,468
                  ---------------------------------------------------------------------------------------------------------
                  Insurance - 0.0%                        9,996  Tower Ltd. (a)                                      14,954
                  ---------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.0%                16,257  Warehouse Group Ltd.                                45,246
                  ---------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.0%          5,644  Carter Holt Harvey Ltd.                              8,954
                                                              1  Tenon Ltd.                                               3
                                                                                                               ------------
                                                                                                                      8,957
                  ---------------------------------------------------------------------------------------------------------
                  Transportation                         64,800  Auckland International Airport Ltd.                107,760
                  Infrastructure - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in New Zealand                 966,309
---------------------------------------------------------------------------------------------------------------------------
Norway - 0.7%     Airlines - 0.0%                         2,392  SAS AB                                              20,489
                  ---------------------------------------------------------------------------------------------------------
                  Chemicals - 0.0%                        8,336  Yara International ASA                             132,605
                  ---------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.1%                19,915  DNB NOR ASA                                        207,898
                  ---------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                         Shares
Country           Industry*                                Held  Common Stocks                                     Value
---------------------------------------------------------------------------------------------------------------------------
                  Commercial Services &                   2,598  Tomra Systems ASA                             $     10,729
                  Supplies - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.0%         9,463  Tandberg ASA                                       101,320
                  ---------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication          15,995  Telenor ASA                                        127,832
                  Services - 0.1%                         8,900  Telenor ASA (b)                                    213,600
                                                                                                               ------------
                                                                                                                    341,432
                  ---------------------------------------------------------------------------------------------------------
                  Energy Equipment &                      3,691  Smedvig ASA Class A (f)                             74,805
                  Services - 0.0%                         7,800  Stolt Offshore SA (a)                               71,285
                                                                                                               ------------
                                                                                                                    146,090
                  ---------------------------------------------------------------------------------------------------------
                  Food Products - 0.1%                    8,570  Orkla ASA                                          315,912
                  ---------------------------------------------------------------------------------------------------------
                  Insurance - 0.0%                        8,611  Storebrand ASA                                      80,673
                  ---------------------------------------------------------------------------------------------------------
                  Media - 0.0%                            3,568  Schibsted ASA                                       98,235
                  ---------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.4%      3,444  Frontline Ltd.                                     138,017
                                                          7,859  Norsk Hydro ASA                                    721,252
                                                         37,653  Statoil ASA                                        768,863
                                                                                                               ------------
                                                                                                                  1,628,132
                  ---------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.0%          3,089  Norske Skogindustrier ASA                           50,910
                  ---------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Norway                    3,134,425
---------------------------------------------------------------------------------------------------------------------------
Portugal - 0.3%   Commercial Banks - 0.1%                25,668  Banco BPI SA                                        97,886
                                                         88,715  Banco Comercial Portugues SA Registered Shares     227,695
                                                          6,793  Banco Espirito Santo SA Registered Shares          106,007
                                                                                                               ------------
                                                                                                                    431,588
                  ---------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.0%          15,305  Cimpor Cimentos de Portugal SA                      85,975
                  ---------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication          31,051  Portugal Telecom SGPS SA Registered Shares         294,721
                  Services - 0.1%
                  ---------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.1%              57,220  Energias de Portugal SA (f)                        144,089
                  ---------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.0%         4,098  Jeronimo Martins                                    58,791
                  ---------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.0%        38,364  Sonae SGPS SA                                       52,948
                  ---------------------------------------------------------------------------------------------------------
                  Media - 0.0%                            4,230  PT Multimedia Servicos de Telecomunicacoes e
                                                                 Multimedia SGPS SA                                  44,502
                  ---------------------------------------------------------------------------------------------------------
                  Transportation                          7,477  Brisa-Auto Estradas de Portugal SA Private
                  Infrastructure - 0.0%                          Shares                                              58,748
                  ---------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Portugal                  1,171,362
---------------------------------------------------------------------------------------------------------------------------
Singapore - 0.8%  Aerospace & Defense - 0.0%             56,213  Singapore Technologies Engineering Ltd.             80,623
                  ---------------------------------------------------------------------------------------------------------
                  Air Freight & Logistics - 0.0%        138,954  Singapore Post Ltd.                                 81,941
                  ---------------------------------------------------------------------------------------------------------
                  Airlines - 0.1%                        17,582  Singapore Airlines Ltd.                            116,706
                  ---------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.3%                58,109  DBS Group Holdings Ltd.                            492,478
                                                         36,598  Oversea-Chinese Banking Corp.                      251,607
                                                         64,572  United Overseas Bank Ltd.                          543,426
                                                                                                               ------------
                                                                                                                  1,287,511
                  ---------------------------------------------------------------------------------------------------------
                  Computers & Peripherals - 0.0%          5,907  Creative Technology Ltd.                            38,860
                  ---------------------------------------------------------------------------------------------------------
                  Distributors - 0.0%                     3,331  Jardine Cycle & Carriage Ltd.                       26,256
                  ---------------------------------------------------------------------------------------------------------
                  Diversified Financial                  82,000  Singapore Exchange Ltd.                            102,542
                  Services - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication         266,803  Singapore Telecommunications Ltd.                  436,423
                  Services - 0.1%
                  ---------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                         Shares
Country           Industry*                                Held  Common Stocks                                     Value
---------------------------------------------------------------------------------------------------------------------------
                  Electronic Equipment &                  5,000  Venture Corp. Ltd.                            $     47,413
                  Instruments - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Health Care Providers &                83,000  Parkway Holdings Ltd.                               92,479
                  Services - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants &                   2,631  Overseas Union Enterprise Ltd.                      14,190
                  Leisure - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.1%         3,836  Fraser and Neave Ltd.                               35,693
                                                          1,766  Haw Par Corp. Ltd.                                   5,390
                                                         41,914  Keppel Corp. Ltd.                                  310,511
                                                         22,704  SembCorp Industires Ltd.                            35,927
                                                                                                               ------------
                                                                                                                    387,521
                  ---------------------------------------------------------------------------------------------------------
                  Machinery - 0.1%                      107,427  SembCorp Marine Ltd.                               167,447
                  ---------------------------------------------------------------------------------------------------------
                  Marine - 0.0%                          50,501  Cosco Corp. Singapore Ltd.                          58,064
                  ---------------------------------------------------------------------------------------------------------
                  Media - 0.0%                           36,116  Singapore Press Holdings Ltd.                       92,040
                  ---------------------------------------------------------------------------------------------------------
                  Real Estate - 0.1%                    126,833  CapitaLand Ltd. (f)                                178,903
                                                         29,535  City Developments Ltd.                             131,282
                                                          6,457  United Overseas Land Ltd.                            8,725
                                                                                                               ------------
                                                                                                                    318,910
                  ---------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.0%                    104,816  ComfortDelgro Corp. Ltd.                           104,984
                  ---------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor         89,002  Chartered Semiconductor Manufacturing Ltd. (a)      70,155
                  Equipment - 0.0%                        1,120  Chartered Semiconductor Manufacturing
                                                                 Ltd. (a)(b)                                          8,613
                                                                                                               ------------
                                                                                                                     78,768
                  ---------------------------------------------------------------------------------------------------------
                  Transportation                         36,085  SembCorp Logistics Ltd.                             36,784
                  Infrastructure - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Singapore                 3,569,462
---------------------------------------------------------------------------------------------------------------------------
South             Beverages - 0.1%                       35,782  SABMiller Plc                                      558,953
Africa - 0.1%     ---------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in South Africa                558,953
---------------------------------------------------------------------------------------------------------------------------
Spain - 3.8%      Airlines - 0.0%                        31,929  Iberia Lineas Aereas de Espana                      91,612
                  ---------------------------------------------------------------------------------------------------------
                  Biotechnology - 0.0%                   15,416  Zeltia SA (f)                                      104,515
                  ---------------------------------------------------------------------------------------------------------
                  Commercial Banks - 1.4%               144,754  Banco Bilbao Vizcaya Argentaria SA               2,236,151
                                                         48,525  Banco Popular Espanol SA (a)                       586,882
                                                        252,454  Banco Santander Central Hispano SA               2,931,034
                                                                                                               ------------
                                                                                                                  5,754,067
                  ---------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.2%      13,307  ACS Actividades de Construccion y
                                                                 Servicios, SA                                      372,789
                                                            446  Acciona SA                                          44,276
                                                          2,428  Fomento de Construcciones y Contratas SA           136,950
                                                          3,360  Grupo Ferrovial SA                                 216,814
                                                          5,086  Sacyr Vallehermoso SA                              120,007
                                                                                                               ------------
                                                                                                                    890,836
                  ---------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication         196,291  Telefonica SA                                    3,217,646
                  Services - 0.8%                         1,124  Telefonica SA (b)                                   54,975
                                                                                                               ------------
                                                                                                                  3,272,621
                  ---------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.6%              47,745  Endesa SA                                        1,121,950
                                                         35,281  Iberdrola SA                                       931,999
                                                          8,894  Union Fenosa SA                                    271,450
                                                                                                               ------------
                                                                                                                  2,325,399
                  ---------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.0%             5,077  Gamesa Corp. Tecnologica SA                         68,902
                  ---------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                         Shares
Country           Industry*                                Held  Common Stocks                                     Value
---------------------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.1%                    7,543  Gas Natural SDG SA                            $    222,637
                  ---------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants &                   7,812  NH Hoteles SA                                      107,344
                  Leisure - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  IT Services - 0.1%                     15,396  Amadeus Global Travel Distribution SA A            134,762
                                                         11,782  Indra Sistemas SA                                  233,500
                                                                                                               ------------
                                                                                                                    368,262
                  ---------------------------------------------------------------------------------------------------------
                  Insurance - 0.0%                        8,309  Corporacion Mapfre SA                              124,434
                  ---------------------------------------------------------------------------------------------------------
                  Media - 0.1%                            6,752  Antena 3 de Television SA                          135,203
                                                            664  Sogecable SA (a)                                    23,626
                                                         10,902  Telefonica Publicidad e Informacion, SA             95,426
                                                                                                               ------------
                                                                                                                    254,255
                  ---------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.0%                 10,980  Acerinox SA (f)                                    149,812
                  ---------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.2%     41,133  Repsol YPF SA                                    1,053,722
                  ---------------------------------------------------------------------------------------------------------
                  Real Estate - 0.0%                      1,852  Metrovacesa SA                                     109,237
                  ---------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.0%                 7,341  Inditex SA (f)                                     189,124
                  ---------------------------------------------------------------------------------------------------------
                  Tobacco - 0.1%                         15,199  Altadis SA                                         637,953
                  ---------------------------------------------------------------------------------------------------------
                  Transportation                          6,404  Abertis Infraestructuras SA                        163,356
                  Infrastructure - 0.2%                   6,800  Cintra Concesiones de Infraestructuras de
                                                                 Transporte SA                                       79,937
                                                                                                               ------------
                                                                                                                    243,293
                  ---------------------------------------------------------------------------------------------------------
                  Water Utilities - 0.0%                  3,530  Sociedad General de Aguas de Barcelona SA
                                                                 Class A                                             76,156
                  ---------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Spain                    16,044,181
---------------------------------------------------------------------------------------------------------------------------
Sweden - 2.2%     Airlines - 0.0%                         1,680  SAS AB                                              14,329
                  ---------------------------------------------------------------------------------------------------------
                  Auto Components - 0.0%                  6,944  Trelleborg AB Class B                              103,151
                  ---------------------------------------------------------------------------------------------------------
                  Building Products - 0.1%               18,498  Assa Abloy AB B                                    238,066
                  ---------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.4%               103,373  Nordea Bank AB                                     939,881
                                                         24,798  Skandinaviska Enskilda Banken AB Class A           412,826
                                                         19,957  Svenska Handelsbanken Class A                      407,627
                                                                                                               ------------
                                                                                                                  1,760,334
                  ---------------------------------------------------------------------------------------------------------
                  Commercial Services &                  18,496  Securitas AB                                       309,098
                  Supplies - 0.1%
                  ---------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.5%       627,423  Telefonaktiebolaget LM Ericsson                  2,016,701
                                                          1,407  Telefonaktiebolaget LM Ericsson (b)                 44,954
                                                                                                               ------------
                                                                                                                  2,061,655
                  ---------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.0%      17,922  Skanska AB Class B                                 221,473
                  ---------------------------------------------------------------------------------------------------------
                  Diversified Financial                   1,010  OMX AB                                              11,511
                  Services - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication          18,966  Tele2 AB                                           178,513
                  Services - 0.1%                        53,260  TeliaSonera AB                                     254,400
                                                                                                               ------------
                                                                                                                    432,913
                  ---------------------------------------------------------------------------------------------------------
                  Health Care Equipment &                 2,151  Getinge AB Class B                                  29,336
                  Supplies - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Health Care Providers &                 4,167  Gambro AB Class A                                   55,763
                  Services - 0.0%                         3,981  Gambro AB Class B                                   53,274
                                                                                                               ------------
                                                                                                                    109,037
                  ---------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                         Shares
Country           Industry*                                Held  Common Stocks                                     Value
---------------------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.1%              15,168  Electrolux AB Series B                        $    323,407
                  ---------------------------------------------------------------------------------------------------------
                  IT Services - 0.0%                      4,275  WM-data AB Class B                                  10,785
                  ---------------------------------------------------------------------------------------------------------
                  Insurance - 0.1%                       55,968  Skandia Forsakrings AB                             307,471
                  ---------------------------------------------------------------------------------------------------------
                  Machinery - 0.5%                        5,967  Alfa Laval AB                                       86,346
                                                         13,962  Atlas Copco AB Class A                             221,706
                                                          8,016  Atlas Copco AB Class B                             115,483
                                                         26,500  SKF AB Class B                                     271,483
                                                         11,547  Sandvik AB                                         429,559
                                                          3,295  Scania AB Class B                                  121,522
                                                          3,880  Volvo AB Class A                                   153,035
                                                         12,629  Volvo AB Class B                                   514,285
                                                                                                               ------------
                                                                                                                  1,913,419
                  ---------------------------------------------------------------------------------------------------------
                  Media - 0.0%                            5,496  Eniro AB                                            62,639
                                                          2,810  Modern Times Group AB Class B (a)                   86,183
                                                                                                               ------------
                                                                                                                    148,822
                  ---------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.1%            277  Billerud AB                                          3,317
                                                            945  Holmen AB Class B                                   25,534
                                                         10,718  Svenska Cellulosa AB Class B                       343,132
                                                                                                               ------------
                                                                                                                    371,983
                  ---------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.2%                19,602  Hennes & Mauritz AB B Shares                       690,304
                  ---------------------------------------------------------------------------------------------------------
                  Tobacco - 0.0%                         20,550  Swedish Match AB                                   233,554
                  ---------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Sweden                    9,290,648
---------------------------------------------------------------------------------------------------------------------------
Switzerland -     Biotechnology - 0.1%                      355  Serono SA                                          226,950
6.7%              ---------------------------------------------------------------------------------------------------------
                  Building Products - 0.0%                   90  Geberit AG Registered Shares                        57,607
                  ---------------------------------------------------------------------------------------------------------
                  Capital Markets - 1.5%                 55,312  Credit Suisse Group                              2,182,516
                                                         51,492  UBS AG Registered Shares                         4,019,358
                                                                                                               ------------
                                                                                                                  6,201,874
                  ---------------------------------------------------------------------------------------------------------
                  Chemicals - 0.3%                        3,446  Ciba Specialty Chemicals AG Registered Shares      200,934
                                                         10,389  Clariant AG                                        138,266
                                                            198  Givaudan                                           115,221
                                                          2,482  Lonza Group AG Registered Shares                   137,458
                                                          5,443  Syngenta AG                                        560,403
                                                                                                               ------------
                                                                                                                  1,152,282
                  ---------------------------------------------------------------------------------------------------------
                  Commercial Services &                   4,763  Adecco SA Registered Shares                        217,125
                  Supplies - 0.1%                           218  SGS SA                                             149,831
                                                                                                               ------------
                                                                                                                    366,956
                  ---------------------------------------------------------------------------------------------------------
                  Computers & Peripherals - 0.0%          4,470  Logitech International SA                          143,754
                  ---------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.1%           7,704  Holcim Ltd.                                        469,059
                  ---------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication           1,364  Swisscom AG                                        445,049
                  Services - 0.1%
                  ---------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.1%            88,063  ABB Ltd.                                           577,417
                  ---------------------------------------------------------------------------------------------------------
                  Electronic Equipment &                  2,650  Kudelski SA                                         97,014
                  Instruments - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Food Products - 1.2%                   18,873  Nestle SA Registered Shares                      4,832,054
                  ---------------------------------------------------------------------------------------------------------
                  Health Care Equipment &                   850  Nobel Biocare Holding AG                           172,508
                  Supplies - 0.1%                         2,889  Phonak Holding AG Registered Shares                108,470
                                                            207  Straumann Holding AG Registered Shares              43,142
                                                          2,128  Synthes, Inc.                                      233,713
                                                                                                               ------------
                                                                                                                    557,833
                  ---------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                         Shares
Country           Industry*                                Held  Common Stocks                                     Value
---------------------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants &                      35  Kuoni Reisen Holding AG Registered Shares         $ 14,220
                  Leisure - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Insurance - 0.5%                       16,617  Swiss Reinsurance Registered Shares              1,022,106
                                                          6,392  Zurich Financial Services AG                     1,101,673
                                                                                                               ------------
                                                                                                                  2,123,779
                  ---------------------------------------------------------------------------------------------------------
                  Machinery - 0.0%                           40  Schindler Holding AG Participation
                                                                 Certificates                                        14,456
                                                            282  Sulzer AG                                          116,445
                                                                                                               ------------
                                                                                                                    130,901
                  ---------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 2.3%                112,915  Novartis AG Registered Shares                    5,380,892
                                                         33,803  Roche Holding AG                                 4,279,796
                                                                                                               ------------
                                                                                                                  9,660,688
                  ---------------------------------------------------------------------------------------------------------
                  Real Estate - 0.0%                      2,445  PSP Swiss Property AG                              106,114
                  ---------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor          1,719  Micronas Semiconductor Holding AG Registered
                  Equipment - 0.1%                               Shares                                              65,078
                                                            880  Unaxis Holding AG                                  120,896
                                                                                                               ------------
                                                                                                                    185,974
                  ---------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury             21,608  Compagnie Financiere Richemont AG                  726,957
                  Goods - 0.2%                            1,575  Swatch Group AG B                                  221,294
                                                          2,276  Swatch Group AG Registered Shares                   65,112
                                                                                                               ------------
                                                                                                                  1,013,363
                  ---------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Switzerland              28,362,888
---------------------------------------------------------------------------------------------------------------------------
United            Aerospace & Defense - 0.3%            157,764  BAE Systems Plc                                    811,584
Kingdom - 23.7%                                           3,528  Cobham Plc                                          89,481
                                                          5,374  Meggitt Plc                                         27,236
                                                         85,217  Rolls-Royce Group Plc                              438,763
                                                                                                               ------------
                                                                                                                  1,367,064
                  ---------------------------------------------------------------------------------------------------------
                  Air Freight & Logistics - 0.1%         20,132  Exel  Plc                                          306,364
                  ---------------------------------------------------------------------------------------------------------
                  Airlines - 0.0%                        29,636  British Airways Plc (a)                            139,973
                  ---------------------------------------------------------------------------------------------------------
                  Auto Components - 0.0%                 26,018  GKN Plc                                            120,320
                  ---------------------------------------------------------------------------------------------------------
                  Automobiles - 0.0%                      1,025  TI Automotive Ltd. A (a)                                 0
                  ---------------------------------------------------------------------------------------------------------
                  Beverages - 0.5%                      137,468  Diageo Plc                                       2,027,893
                                                         29,507  Scottish & Newcastle Plc                           245,275
                                                                                                               ------------
                                                                                                                  2,273,168
                  ---------------------------------------------------------------------------------------------------------
                  Building Products - 0.1%               19,884  BPB Plc                                            188,540
                                                         53,235  Pilkington Plc                                     114,266
                                                                                                               ------------
                                                                                                                    302,806
                  ---------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.3%                 27,983  3i Group Plc                                       340,069
                                                         26,671  Amvescap Plc                                       159,194
                                                          2,797  Close Brothers Group Plc                            36,924
                                                         12,596  ICAP Plc                                            67,055
                                                         16,296  Man Group Plc                                      422,662
                                                          4,105  Schroders Plc                                       55,700
                                                                                                               ------------
                                                                                                                  1,081,604
                  ---------------------------------------------------------------------------------------------------------
                  Chemicals - 0.2%                       25,167  BOC Group Plc                                      452,907
                                                              1  Filtrona Plc                                             2
                                                         55,975  Imperial Chemical Industries Plc                   254,842
                                                          8,117  Johnson Matthey Plc                                155,240
                                                                                                               ------------
                                                                                                                    862,991
                  ---------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                         Shares
Country           Industry*                                Held  Common Stocks                                     Value
---------------------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 4.8%               286,690  Barclays Plc                                  $  2,854,567
                                                        174,059  HBOS Plc                                         2,684,671
                                                        501,464  HSBC Holdings Plc                                7,999,695
                                                        237,696  Lloyds TSB Group Plc                             2,015,239
                                                          2,530  Lloyds TSB Group Plc (b)                            86,146
                                                        144,105  Royal Bank of Scotland Group Plc                 4,354,921
                                                                                                               ------------
                                                                                                                 19,995,239
                  ---------------------------------------------------------------------------------------------------------
                  Commercial Services &                  44,302  Brambles Industries Plc                            242,990
                  Supplies - 0.2%                        24,611  Capita Group Plc                                   162,338
                                                         26,991  Group 4 Securicor Plc                               71,118
                                                         64,193  Hays Plc                                           149,005
                                                          1,493  Intertek Group Plc                                  18,786
                                                         67,222  Rentokil Initial Plc                               192,485
                                                          2,405  Serco Group Plc                                     10,993
                                                                                                               ------------
                                                                                                                    847,715
                  ---------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.0%         5,298  Marconi Corp. Plc (a)                               28,679
                  ---------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.1%      12,050  Amec Plc                                            71,276
                                                         24,840  Balfour Beatty Plc                                 147,263
                                                                                                               ------------
                                                                                                                    218,539
                  ---------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.1%          39,289  Hanson Plc                                         377,819
                  ---------------------------------------------------------------------------------------------------------
                  Consumer Finance - 0.1%                 7,713  Cattles Plc                                         42,581
                                                         14,009  Provident Financial Plc                            180,291
                                                                                                               ------------
                                                                                                                    222,872
                  ---------------------------------------------------------------------------------------------------------
                  Containers & Packaging - 0.0%          20,343  Rexam Plc                                          175,663
                  ---------------------------------------------------------------------------------------------------------
                  Distributors - 0.0%                     1,845  Inchcape Plc                                        68,026
                  ---------------------------------------------------------------------------------------------------------
                  Diversified Financial                  16,913  London Stock Exchange Plc                          149,001
                  Services - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication             900  BT Group Plc                                        37,440
                  Services - 0.4%                       353,190  BT Group Plc                                     1,456,062
                                                        117,864  Cable & Wireless Plc                               314,783
                                                                                                               ------------
                                                                                                                  1,808,285
                  ---------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.4%              45,161  Scottish & Southern Energy Plc                     820,005
                                                         77,881  Scottish Power Plc                                 693,098
                                                            993  Scottish Power Plc (b)                              35,351
                                                                                                               ------------
                                                                                                                  1,548,454
                  ---------------------------------------------------------------------------------------------------------
                  Electronic Equipment &                 18,858  Electrocomponents Plc                               81,293
                  Instruments - 0.0%                      4,902  Premier Farnell Plc                                 14,190
                                                                                                               ------------
                                                                                                                     95,483
                  ---------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.6%        42,893  Boots Group Plc                                    468,217
                                                         56,272  J Sainsbury Plc                                    287,714
                                                        339,896  Tesco Plc                                        1,941,958
                                                                                                               ------------
                                                                                                                  2,697,889
                  ---------------------------------------------------------------------------------------------------------
                  Food Products - 0.6%                   95,046  Cadbury Schweppes Plc                              908,039
                                                         24,308  Tate & Lyle Plc                                    207,831
                                                        114,603  Unilever Plc                                     1,106,179
                                                                                                               ------------
                                                                                                                  2,222,049
                  ---------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.2%                  200,818  Centrica Plc                                       834,192
                  ---------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                         Shares
Country           Industry*                                Held  Common Stocks                                     Value
---------------------------------------------------------------------------------------------------------------------------
                  Health Care Equipment &                 3,902  SSL International Plc                         $     19,793
                  Supplies - 0.1%                        49,872  Smith & Nephew Plc                                 492,552
                                                                                                               ------------
                                                                                                                    512,345
                  ---------------------------------------------------------------------------------------------------------
                  Health Care Providers &                 6,950  Alliance Unichem Plc                               105,826
                  Services - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants &                   9,132  Carnival Plc                                       518,391
                  Leisure - 0.6%                        121,886  Compass Group Plc                                  512,319
                                                         13,810  Enterprise Inns Plc                                206,445
                                                         68,118  Hilton Group Plc                                   349,503
                                                         27,519  Intercontinental Hotels Group Plc                  347,503
                                                         30,006  Mitchells & Butlers Plc                            179,772
                                                          6,594  Punch Taverns Plc                                   86,636
                                                         21,215  Rank Group Plc                                     102,291
                                                          9,436  Whitbread Plc                                      161,354
                                                         22,125  William Hill Plc                                   213,953
                                                                                                               ------------
                                                                                                                  2,678,167
                  ---------------------------------------------------------------------------------------------------------
                  Household Durables - 0.2%               9,646  Barratt Developments  Plc                          123,882
                                                            788  Bellway Plc                                         12,189
                                                          2,907  Berkeley Group Holdings Plc                         47,677
                                                         10,998  Persimmon Plc                                      153,960
                                                         38,566  Taylor Woodrow Plc                                 233,477
                                                         20,870  Wimpey George Plc                                  164,222
                                                                                                               ------------
                                                                                                                    735,407
                  ---------------------------------------------------------------------------------------------------------
                  Household Products - 0.2%              31,325  Reckitt Benckiser Plc                              923,636
                  ---------------------------------------------------------------------------------------------------------
                  IT Services - 0.0%                     30,199  LogicaCMG Plc                                       94,456
                  ---------------------------------------------------------------------------------------------------------
                  Independent Power Producers &          84,659  International Power Plc                            312,596
                  Energy Traders - 0.1%
                  ---------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.1%        26,012  Smiths Group Plc                                   428,482
                                                         34,739  Tomkins Plc                                        162,829
                                                                                                               ------------
                                                                                                                    591,311
                  ---------------------------------------------------------------------------------------------------------
                  Insurance - 0.8%                      111,671  Aviva Plc                                        1,245,015
                                                         70,102  Friends Provident Plc                              228,689
                                                        249,729  Legal & General Group Plc                          514,767
                                                        119,956  Prudential Plc                                   1,067,004
                                                        106,903  Royal & Sun Alliance Insurance Group               160,479
                                                                                                               ------------
                                                                                                                  3,215,954
                  ---------------------------------------------------------------------------------------------------------
                  Internet & Catalog Retail - 0.2%       53,200  GUS Plc                                            839,624
                  ---------------------------------------------------------------------------------------------------------
                  Machinery - 0.0%                        9,108  FKI Plc                                             15,877
                                                         11,268  IMI Plc                                             84,222
                                                        206,804  Invensys Plc (a)                                    38,922
                                                                                                               ------------
                                                                                                                    139,021
                  ---------------------------------------------------------------------------------------------------------
                  Media - 1.0%                           82,068  Aegis Group Plc                                    146,366
                                                         65,694  British Sky Broadcasting Plc                       621,143
                                                         11,034  Daily Mail & General Trust                         130,039
                                                         42,821  EMI Group Plc                                      194,955
                                                          9,612  Emap Plc                                           134,041
                                                        175,600  ITV Plc                                            387,145
                                                         39,399  Pearson Plc                                        464,328

Master International Index Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                         Shares
Country           Industry*                                Held  Common Stocks                                     Value
---------------------------------------------------------------------------------------------------------------------------
                                                         61,545  Reed Elsevier Plc                             $    589,636
                                                         75,204  Reuters Group Plc                                  532,453
                                                         11,407  Trinity Mirror Plc                                 126,358
                                                         15,879  United Business Media Plc                          141,032
                                                         62,287  WPP Group Plc                                      641,403
                                                         25,811  Yell Group Plc                                     196,740
                                                                                                               ------------
                                                                                                                  4,305,639
                  ---------------------------------------------------------------------------------------------------------
                  Metals & Mining - 1.1%                 65,309  Anglo American Plc                               1,532,344
                                                        104,765  BHP Billiton Plc                                 1,337,026
                                                        194,761  Corus Group Plc (a)                                146,621
                                                         49,431  Rio Tinto Plc Registered Shares                  1,513,320
                                                                                                               ------------
                                                                                                                  4,529,311
                  ---------------------------------------------------------------------------------------------------------
                  Multi-Utilities - 0.5%                152,630  National Grid Transco Plc                        1,480,065
                                                         27,711  United Utilities Plc                               327,823
                                                         16,498  United Utilities Plc Class A                        97,586
                                                                                                               ------------
                                                                                                                  1,905,474
                  ---------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.2%                83,957  Marks & Spencer Group Plc                          542,508
                                                         15,628  Next Plc                                           422,704
                                                                                                               ------------
                                                                                                                    965,212
                  ---------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 3.7%    175,855  BG Group Plc                                     1,446,808
                                                        932,720  BP Plc                                           9,713,395
                                                          3,849  BP Plc (b)                                         240,101
                                                        432,470  Shell Transport & Trading Co. Plc                4,207,261
                                                                                                               ------------
                                                                                                                 15,607,565
                  ---------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 2.2%                 72,371  AstraZeneca Plc                                  2,997,838
                                                        260,871  GlaxoSmithKline Plc                              6,317,202
                                                            800  GlaxoSmithKline Plc (b)                             38,808
                                                                                                               ------------
                                                                                                                  9,353,848
                  ---------------------------------------------------------------------------------------------------------
                  Real Estate - 0.4%                     30,295  British Land Co. Plc                               475,684
                                                         11,899  Hammerson Plc                                      189,714
                                                         20,624  Land Securities Group Plc                          513,844
                                                          9,912  Liberty International Plc                          172,070
                                                         18,432  Slough Estates Plc                                 172,294
                                                                                                               ------------
                                                                                                                  1,523,606
                  ---------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.1%                     16,203  Firstgroup Plc                                      95,624
                                                          2,119  National Express Group Plc                          34,525
                                                         33,050  Stagecoach Group Plc                                69,903
                                                                                                               ------------
                                                                                                                    200,052
                  ---------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor         84,638  ARM Holdings Plc                                   171,810
                  Equipment - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Software - 0.1%                        21,437  Misys Plc                                           91,450
                                                         66,142  Sage Group Plc                                     265,267
                                                                                                               ------------
                                                                                                                    356,717
                  ---------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.3%                72,099  Dixons Group Plc                                   202,896
                                                          3,700  HMV Group Plc                                       15,685
                                                         32,023  Kesa Electricals Plc                               160,431
                                                        128,975  Kingfisher Plc                                     568,701
                                                         24,999  MFI Furniture Plc                                   49,626

Master International Index Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                         Shares
Country           Industry*                                Held  Common Stocks                                     Value
---------------------------------------------------------------------------------------------------------------------------
                                                         79,661  Signet Group Plc                              $    155,281
                                                          2,201  Travis Perkins Plc                                  68,567
                                                                                                               ------------
                                                                                                                  1,221,187
                  ---------------------------------------------------------------------------------------------------------
                  Tobacco - 0.6%                         77,395  British American Tobacco Plc                     1,492,687
                                                         22,911  Gallaher Group Plc                                 340,441
                                                         29,513  Imperial Tobacco Group Plc                         795,089
                                                                                                               ------------
                                                                                                                  2,628,217
                  ---------------------------------------------------------------------------------------------------------
                  Trading Companies &                    21,500  Bunzl Plc                                          200,781
                  Distributors - 0.2%                    29,669  Wolseley Plc                                       624,331
                                                                                                               ------------
                                                                                                                    825,112
                  ---------------------------------------------------------------------------------------------------------
                  Transportation                         11,911  Associated British Ports Holdings Plc              105,254
                  Infrastructure - 0.2%                  58,413  BAA Plc                                            649,150
                                                         12,221  BBA Group Plc                                       67,578
                                                         29,716  The Peninsular and Oriental Steam
                                                                 Navigation Co.                                     168,980
                                                                                                               ------------
                                                                                                                    990,962
                  ---------------------------------------------------------------------------------------------------------
                  Water Utilities - 0.1%                 15,133  Kelda Group Plc                                    189,468
                                                         12,768  Severn Trent Plc                                   232,749
                                                                                                               ------------
                                                                                                                    422,217
                  ---------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication          2,759,271  Vodafone Group Plc                               6,726,310
                  Services - 1.7%                        12,490  Vodafone Group Plc (b)                             303,757
                                                                                                               ------------
                                                                                                                  7,030,067
                  ---------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in the United Kingdom       99,929,534
---------------------------------------------------------------------------------------------------------------------------

United            ---------------------------------------------------------------------------------------------------------
States - 0.1%     Media - 0.0%                            1,520  News Corp. Class A                                  24,594
                  ---------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in the United States            24,594
---------------------------------------------------------------------------------------------------------------------------
                                                                 Total Investments in Common Stocks
                                                                 (Cost - $353,576,514) - 94.6%                  398,098,905
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                 Exchange-Traded Funds
---------------------------------------------------------------------------------------------------------------------------
United                                                    6,000  iShares MSCI EAFE Index Fund                       313,860
States - 0.1%     ---------------------------------------------------------------------------------------------------------
                                                                 Total Investments in Exchange-Traded Funds
                                                                 (Cost - $232,840) - 0.1%                           313,860
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                 Preferred Stocks
---------------------------------------------------------------------------------------------------------------------------
Germany - 0.2%    Automobiles - 0.1%                        428  Porsche AG, .73%                                   322,109
                                                          5,476  Volkswagen AG, 4.35%                               194,378
                                                                                                               ------------
                                                                                                                    516,487
                  ---------------------------------------------------------------------------------------------------------
                  Chemicals - 0.1%                        2,828  Henkel KGaA, 1.75%                                 253,424
                  ---------------------------------------------------------------------------------------------------------
                  Health Care Providers &                   542  Fresenius Medical Care AG, 2.30%                    37,796
                  Services - 0.0%
                  ---------------------------------------------------------------------------------------------------------
                  Media - 0.0%                            5,512  ProSieben SAT.1 Media AG, 2.24%                     94,959
                  ---------------------------------------------------------------------------------------------------------
                  Multi-Utilities - 0.0%                  2,033  RWE AG, 3.50%                                      116,368
---------------------------------------------------------------------------------------------------------------------------
                                                                 Total Investments in Preferred Stocks            1,019,034
                                                                 (Cost - $835,332) - 0.2%
---------------------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                         Shares
Country           Industry*                                Held  Warrants (c)                                      Value
---------------------------------------------------------------------------------------------------------------------------
France - 0.0%     Food & Staples                            133  Casino Guichard Perrachon SA
                  Retailing - 0.0%                               (expires 12/15/2005)                          $          8
---------------------------------------------------------------------------------------------------------------------------
                                                                 Total Investments in Warrants                            8
                                                                 (Cost - $802) - 0.0%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                 Rights
---------------------------------------------------------------------------------------------------------------------------
Singapore - 0.0%  Commercial Banks - 0.0%                 7,319  Oversea-Chinese Banking Corp. (h)                   27,978
                  ---------------------------------------------------------------------------------------------------------
                                                                 Total Rights in Singapore                           27,978
---------------------------------------------------------------------------------------------------------------------------
Spain - 0.0%      Construction & Engineering - 0.0%       5,086  Sacyr Vallehermoso SA (d)                            3,756
                  ---------------------------------------------------------------------------------------------------------
                  Real Estate - 0.0%                      1,852  Metrovacesa SA (g)                                  10,045
                  ---------------------------------------------------------------------------------------------------------
                                                                 Total Rights in Spain                               13,801
---------------------------------------------------------------------------------------------------------------------------
                                                                 Total Investments in Rights                         41,779
                                                                 (Cost - $1,690) - 0.0%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                     Beneficial
                                                       Interest  Short-Term Securities
---------------------------------------------------------------------------------------------------------------------------
                                          USD         8,676,684  Merrill Lynch Liquidity Series, LLC Cash
                                                                 Sweep Series I (e)                               8,676,684

---------------------------------------------------------------------------------------------------------------------------
                                                                 Total Investments in Short-Term Securities
                                                                 (Cost - $8,676,684) - 2.1%                       8,676,684
---------------------------------------------------------------------------------------------------------------------------
                                               Total Investments (Cost - $363,323,862**) - 97.0%                408,150,270

                                               Other Assets Less Liabilities - 3.0%                              12,808,549
                                                                                                               ------------
                                               Net Assets - 100.0%                                             $420,958,819
                                                                                                               ============

* For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation (depreciation) of investments as of June 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $366,241,147
                                                                   ============
      Gross unrealized appreciation                                $ 53,183,487
      Gross unrealized depreciation                                 (11,274,364)
                                                                   ------------
      Net unrealized appreciation                                  $ 41,909,123
                                                                   ============

(a)   Non-income producing security.
(b)   Depositary Receipts.
(c) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(d)   The rights may be exercised until 7/12/2005.
(e) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      -------------------------------------------------------------------------------------------------------
      Affiliate                                                             Net Activity      Interest Income
      -------------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I               $ 5,915,777          $ 129,823
      -------------------------------------------------------------------------------------------------------

(f)   Security, or a portion of security, is on loan.
(g)   The rights may be exercised until 7/11/2005.
(h)   The rights may be exercised until 7/01/2005.

Master International Index Series
Schedule of Investments as of June 30, 2005

      Financial futures contracts purchased as of June 30, 2005 were as follows:

      ---------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Unrealized
      Number of                                                                    Expiration         Face          Appreciation
      Contracts          Issue                                 Exchange               Date            Value        (Depreciation)
      ---------------------------------------------------------------------------------------------------------------------------
         134             DJ Euro Stoxx 50                       Eurex            September 2005    $ 5,106,999       $    81,040
          49             FTSE 100 Index Future                  LIFFE            September 2005    $ 4,429,961            68,219
          18             Hang Seng Index Future               Hong Kong               July 2005    $ 1,649,318            (4,302)
          58             OMX Stock Index Future                 Tokyo                 July 2005    $   608,281             2,621
          1              S&P/MIB Index                          Eurex            September 2005    $   196,232              (463)
          30             SPI 200 Index Future                   Sydney           September 2005    $ 2,428,404            14,408
          59             TOPIX Index Future                     Tokyo            September 2005    $ 6,099,249           154,293
      ---------------------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation - Net                                                                            $   315,815
                                                                                                                     ===========

      Forward foreign exchange contracts as of June 30, 2005 were as follows:

      --------------------------------------------------------------------------------------------------------------
                                                                                                          Unrealized
      Foreign Currency                                                                                  Appreciation
      Purchased                                        Settlement Date                                (Depreciation)
      --------------------------------------------------------------------------------------------------------------
          AUD       475,000                               July 2005                                      $   (2,505)
          CHF     1,760,000                               July 2005                                         (31,898)
          EUR     3,250,000                               July 2005                                         (41,415)
          GBP     1,680,000                               July 2005                                         (59,493)
          HKD       550,000                               July 2005                                              56
          JPY   356,600,000                               July 2005                                        (107,129)
          SEK       975,000                               July 2005                                          (4,379)
      --------------------------------------------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign Exchange Contracts - Net
      (USD Commitment - $12,345,557)                                                                     $ (246,763)
                                                                                                         ==========

      --------------------------------------------------------------------------------------------------------------
                                                                                                          Unrealized
      Foreign                                                                                           Appreciation
      Currency Sold                                    Settlement Date                                (Depreciation)
      --------------------------------------------------------------------------------------------------------------
          AUD       145,000                               July 2005                                      $      880
          CHF       170,000                               July 2005                                           2,264
          EUR       575,000                               July 2005                                           5,645
          GBP       280,000                               July 2005                                           8,354
          HKD       550,000                               July 2005                                             (49)
          JPY    48,000,000                               July 2005                                          12,725
          SEK       450,000                               July 2005                                           1,575
      --------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign Exchange Contracts - Net
      (USD Commitment - $2,034,589)                                                                      $   31,394
                                                                                                         ==========
      --------------------------------------------------------------------------------------------------------------

Currency Denominations:

AUD  Australian Dollar
CHF  Swiss Franc
EUR  Euro
GBP  British Pound Sterling
HKD  Hong Kong Dollar
JPY  Japanese Yen
SEK  Swedish Krona
USD  U.S. Dollar

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust

Date: August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust

Date: August 19, 2005


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust

Date: August 19, 2005